As filed with the Securities and Exchange Commission on February 26, 1999.

                                             									File No. 2-81956
										                                                     811-3627

                    	SECURITIES AND EXCHANGE COMMISSION
                          	Washington, D.C. 20549

                               	Form N - 1A

         	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	                     Post-Effective Amendment No. 21		 X
	                                 AND/OR
	                 REGISTRATION STATEMENT UNDER THE INVESTMENT
                           	COMPANY ACT OF 1940
	                     Post-Effective Amendment No. 21		 X

                      	Greenspring Fund, Incorporated
	           (Exact Name of Registrant as Specified in Charter)

        				2330 West Joppa Road, Suite 110
        				Lutherville, Maryland  		          21093-4641
         (Address of Principal Executive Offices)	(Zip Code)

        Registrant's Telephone Number, including Area Code (410)823-5353

                  	Mr. Charles vK. Carlson, President
	                  2330 West Joppa Road, Suite 110
	                  Lutherville, Maryland 21093-4641
	                (Name and address of Agent for Service)

Copies To:	Ralph V. De Martino, Esq.
	De Martino Finkelstein Rosen & Virga
	1818 N Street, N.W., Suite 400
	Washington, D.C. 20036
	Telephone:  (202)659-0494
	Telecopier:  (202)659-1290

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date.

It is proposed that this filing will become effective (check appropriate line) immediately upon filing pursuant to paragraph (b)

       on May 1, 1999 pursuant to paragraph (b)

       60 days after filing pursuant to paragraph (a)

   X  on May 1, 1999 pursuant to paragraph (a), of Rule 485.

The Registrant has registered an indefinite number of shares of Common Stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed with the Commission a Rule 24f-2 Notice for the Registrant's most recent fiscal year on February 26, 1999.

                            Greenspring Fund,
                              Incorporated


                               Prospectus


                               May 1, 1999









     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                             Table of Contents


Greenspring Fund at a Glance                                            	2
Performance	                                                             2
Fund Expenses	                                                           3
Investment Objective, Principal Investment Strategies
    and Related Risks	                                                   4
Organization, Management and Capital Stock	                              9
Purchase of Shares	                                                     11
Redemption of Shares	                                                   16
Dividends, Distributions and Taxes	                                     19
Financial Highlights	                                                   21
Appendix A	                                                             23

                     GREENSPRING FUND AT A GLANCE

The following general information about Greenspring Fund (the "Fund") may be helpful in determining if we are an appropriate investment for you.

Investment Objective. Long-term capital appreciation through a total return approach to investing. Income is an important, but secondary, factor.

Type of Investments. A combination of common stocks, preferred stocks, bonds (which may be high yield), convertible bonds, government securities and money market instruments.

Investment Strategies. We primarily invest in companies whose stocks we consider undervalued relative to their peers and the general market. We may also invest in companies in the process of financial restructurings, reorganizations, corporate turnarounds, and liquidations.

Investment Risks. All investments carry risk, which means that you could lose money. Although we invest in companies we consider undervalued relative to their peers or the general market, there is a risk that these value stocks may decline or may not reach what the portfolio manager believes is its full value. Bonds have two main sources of risk, which are interest rate risk and credit risk. Interest rate risk is the chance that interest rates may rise causing bond prices to fall. Credit risk is the chance that a bond's credit rating could be downgraded because of some adverse business event, which reduces its ability to make timely payments of principal and interest.

Type of Investors. We are designed for long-term investors seeking capital appreciation with some dividend income. You should not invest in us for short-term financial needs or for short-term investment in the stock market.

                               PERFORMANCE

The following information provides an indication of the risk of investing with us. The bar chart shows our performance in each calendar year over a ten-year period. The table shows how our average annual returns for one, five and ten years compare with those of broad-based securities market indices with similar investment objectives. In the past, we compared our performance to the Lipper Growth & Income Fund Index. Our investment strategies are better reflected by the Russell 2000 Index. Accordingly, the Russell 2000 Index is used in the table below. Our past performance is not an indication of our future performance.

                   Best and Worst Performing Quarters
                       During the Last 10 Years


                    Quarter/Year        Total Return
Best               March 31, 1991          10.06%
Worst            September 30, 1998       -19.55%

              Average Returns Compared Broad-Based Indices

                               1 Year     5 Years    10 Years
Greenspring Fund              -15.97%      9.31%       9.91%
Lipper Balanced Fund Index     15.09%     13.87%      13.32%
Russell 2000 Index             -2.55%     11.87%      12.92%


                             FUND EXPENSES

You may incur the following expenses if you buy and hold our shares:

Shareholder Fees (paid directly from your investment)          None

Annual Operating Expenses (incurred during
   the year and deducted from assets)
    Management fees                                           x.xx%
    Other expenses (refer to Annual Report)                   x.xx%
        Total Operating Expenses                              x.xx%

Compare the cost of investing with us to the cost of investing with other mutual funds using the following example. Assume that:
* You invest $10,000 with us for the periods indicated.
* You redeem at the end of each of the periods indicated.
* Your investment has a 5% total return each year.
* Our operating expenses remain the same each year.

             1 Year     3 Years       5 Years       10 Years
              $xx         $xx           $xx           $xx

Your actual costs and our performance may be higher or lower than the above example.

 Investment Objective, Principal Investment Strategies and Related Risks

Investment Objective. Our principal investment objective is to provide you with long-term capital appreciation through a total return approach to investing. In pursuing our objective, we invest in a combination of common stocks, preferred stocks, bonds (which may be high yield), convertible bonds, government securities and money market instruments. Current income is an important, but secondary, factor in the selection of our investments.

Investment Strategies. We invest in a diversified portfolio of securities we consider undervalued relative to their peers and the general market. We may invest in companies of any level of market capitalization, sales, total assets or earnings. Our strategies include:
* Value-oriented Equity Securities. Value investing generally emphasizes equities of companies which may be out of favor or from which the market does not expect strong growth. We will buy equities that trade at levels which we believe represent a discount to their historical valuations, the valuations of their peers, the valuations of the overall market, and/or the company's value as a private company. Other characteristics that we look for in our equity investments may include, but are not limited to:
  * A high quality, deep management team. We prefer to invest in companies that historically have acted in their shareholders' best interests and have managed their companies with the goal of improving the stock price. Often, these management teams have a significant investment in the company's stock, helping to ensure that the interests of the shareholders are aligned with the management team.

  * Financial Strength. Companies that generate free cash flow are preferable over companies that need to raise capital to finance future growth. Free cash flow can be used to benefit shareholders through growth opportunities, dividend increases, stock repurchases or debt reduction.
  * Strong Industry Position. We prefer to invest in companies that we believe have a strong position within their industry peer group. Companies with strong industry positions are better able to effectively adjust to industry changes.
* Workout Investments. Workout investments are special situation investments such as financial restructurings, reorganizations, corporate turnarounds, and liquidations. We anticipate a company-specific event at the time of purchase, which usually controls the performance of the investment more than other developments in the financial markets.
* Other Investments. We can also invest in repurchase agreements and foreign securities as well as write or purchase call options (covered and uncovered) and put options. We have not used these investment practices recently.
  Please refer to the Statement of Additional Information for a more detailed description of these investment practices.

If we cannot find securities that meet our investment criteria, short-term money market-type reserves may be utilized, which should reduce downside volatility during periods of market weakness. Such temporary defensive investments may affect our ability to achieve our investment objective.

Market Capitalization. Market capitalization measures the size and value of a company. It is calculated by multiplying a company's current market value per share by the total number of shares outstanding. A company's market capitalization falls into the category of micro-cap, small-cap, mid-cap or large-cap. We may invest in securities from each category.

Bonds. We can invest a portion of the portfolio in corporate or government bonds, convertible bonds, Rule 144A securities, high yield bonds, and investment grade bonds. Bonds are rated by credit agencies as to their credit quality. We do not limit our investment in bonds to any certain Standard and Poor's Corporation ("S & P") or Moody's Investor Service, Inc. ("Moody's) credit category. (See Appendix).

The following table illustrates the percentage of our total investments during 1998 represented by 1) bonds rated by S & P and Moody's, separated into each applicable rating category by monthly dollar weighted average and
2) bonds not rated, which is not necessarily an unfavorable rating. The composition of the bonds held during 1998 is not an indication of the future composition of the portfolio.


                  Rating Categories
                 S & P       Moody's     Percentage
                  AAA          Aaa         0.44%
                   A                       0.20%
                               Baa         0.20%
                  BB                       1.75%
                               Ba          1.53%
                   B                      10.44%
                                B         11.62%
                  CCC                      1.29%
                               Caa         2.10%
                Unrated                    6.14%
                             Unrated       4.41%

Diversification. We invest in many securities and industries to provide you with a diversified portfolio. A diversified portfolio reduces the risk of any one security's poor performance having a significant effect on the portfolio's total performance, but it does not eliminate all risk. We normally limit our investment in a specific security to 5% of total Fund assets at the time of purchase. We also limit our concentration in one particular industry to 25% of total Fund assets at the time of purchase.

Investment Risks.  You may encounter the following risks by investing with us:
* General Risks
  * Value investing may be out of favor.
  * Industry sectors may be out of favor.
  * We may be unable to sell an investment quickly without a substantial price concession.
  * The stock market may drop.
* Company-specific Risks
  * Free cash flow may not be used as expected.
  * The timing of expected developments may take longer to occur than originally anticipated.
  * Unexpected announcements such as unfavorable earnings reports may depress the value of a security we own.
* Bond Risks
  * Interest rates may rise causing bond prices to fall.
  * The issuer may default on principal and/or interest payments.
  * We may experience difficulty selling a bond because of a thin trading market.
  * Our investment in high yield bonds may have greater risk and price fluctuation than higher-rated securities.

                ORGANIZATION, MANAGEMENT AND CAPITAL STOCK

Organization. We are a no-load fund that first offered our shares to the public on July 1, 1983.

Portfolio Management. Charles vK. Carlson is the President, Chairman of the Board of Directors and portfolio manager of Greenspring Fund. He has been President since March 1993, Chairman of the Board of Directors since January 1994 and portfolio manager since January 1987. Mr. Carlson also holds the position of President and Director of Corbyn Investment Management and Key Equity Management Corporation. He graduated from The Johns Hopkins University with a degree in Political Economy. He is a Chartered Financial Analyst.

Investment Advisor. Key Equity Management Corporation ("Key Equity"), organized in 1982, is the investment advisor of the Fund. Key Equity, located at 2330 West Joppa Road, Suite 108, Lutherville, Maryland 21093, is a wholly-owned subsidiary of Corbyn Investment Management ("Corbyn"), an investment advisor providing investment management services for pension funds, endowments and individuals since 1973. Subject to the supervision of our Board of Directors, Key Equity makes our investment decisions, provides us with investment objectives, policies and limitations, places our orders to purchase and sell securities and provides us with a program of continuous investment management.

We compensate Key Equity monthly based on the following fee structure:

Average Daily Net Assets                                          Fee
$0 - $250,000,000                                                .75%
$250,000,000 - $500,000,000                                      .70%
Over $500,000,000                                                .65%

For the year ended December 31, 1998, we paid Key Equity an annual effective rate of .77% of our average daily net assets. Prior to May 1, 1998, we calculated Key Equity's fee based on a flat rate of .75% of month-end net assets. Pursuant to a new investment advisory agreement approved by shareholders, we now calculate Key Equity's fee with a step down fee structure based on daily net assets.

Administrator. Corbyn Investment Management, Inc. is the administrator of the Fund. Corbyn provides administrative services and personnel for fund accounting, regulatory reporting and other administrative matters. Corbyn's address is 2330 West Joppa Road, Suite 108, Lutherville, Maryland 21093.

We compensate Corbyn with a monthly fee of $2,500 plus:

Average Daily Net Assets                                          Fee
$0 - $250,000,000                                                 .04%
$250,000,000 - $500,000,000                                       .03%
Over $500,000,000                                                .025%

As of April 1, 1999, Corbyn had discretionary authority over individual accounts
holding xx% of Fund shares.   Corbyn, either alone or in combination with Key
Equity, may be deemed to have a controlling interest in the Fund. Both Corbyn and Key Equity maintain that they do not control the Fund.

Transfer Agent. PFPC, Inc. ("PFPC") is our transfer agent. PFPC's address is 400 Bellevue Parkway, Suite 108, Wilmington, Delaware 19809.

Capital Stock. Greenspring Fund has authorized 60,000,000 shares of $.01 par value common stock. All shares are of the same class with equal rights and privileges.

We hold a Meeting of Shareholders when certain non-routine matters must be approved. However, if you own at least 10% of our outstanding shares, you may call a special meeting for the purpose of voting on the removal of any of our directors.


                            PURCHASE OF SHARES

We offer the following types of accounts:

             Type of Account                  Initial Investment
         Individual/Joint                           $2,000
         Trust                                      $2,000
         Corporate/Partnership/Other                $2,000
         Gift to Minor                              $1,000
         Automatic Investment Plan                  $1,000
         Systematic Withdrawal Plan                $10,000
         Traditional/Roth/Simple/SEP IRA            $1,000

Initial Investment.  You need the following information to open an account:
* a completed application
* a check payable to the Greenspring Fund, Incorporated

We accept checks drawn in U.S. currency on a U.S bank. We do not accept cash, credit cards, third party checks (except for rollover accounts) or checks drawn on foreign banks.

Send your completed application and check to:

               Regular Mail                  Overnight
               Greenspring Fund              Greenspring Fund
               c/o PFPC, Inc.                c/o PFPC, Inc.
               P.O. Box 8997                 400 Bellevue Parkway
               Wilmington, DE 19899          Wilmington, DE 19809

You can also wire funds to PFPC Trust Company for a fee of $7.50. Wiring instructions are:

              	PFPC, Inc.
	              c/o PFPC Trust Company
	              Philadelphia, PA
	              ABA #031-0000-53
	              DDA #86-0172-6639
	              For credit to the Greenspring Fund
	              Further credit (your name)
              	Your Greenspring Fund account number

Before wiring your funds, please call PFPC at (800) 576-7498 to establish an account number. After speaking with a customer service representative, fax your completed application to (302) 791-4176.

Additional Investments.  You can purchase additional shares by mailing:
* the detachable investment slip from your account statement or
* a letter indicating the amount of your purchase, your account number and the name in which your account is registered
* a check, the minimum of which must be $100, payable to the Greenspring Fund

You can also wire funds as described above. We may reject any purchase of additional shares below $100.

We do not accept telephone orders for the purchase of shares. We make some exceptions for brokerage firms with whom we have certain operating
relationships.   We authorize these brokerage firms to accept orders from
their clients on behalf of us until the close of the New York Stock Exchange (the "Exchange"). The brokers must transmit the order to PFPC by 8:00 p.m. Eastern Standard Time to receive that day's closing share price. We can modify, limit or terminate our telephone order procedures anytime.

Automatic Investment Plan. You can purchase shares on a monthly basis through an arrangement with your bank and PFPC. PFPC will deduct a predetermined amount from your bank account on or about the 20th of each month. The minimum amount is $100. You will receive a Statement of Account reflecting this purchase and your bank account will reflect the charge. To participate in this plan, please fill out the Automatic Investment Plan section on the Account Registration Form and mail it to PFPC. Please verifify that your bank is able to accept Automated Clearing House ("ACH") transactions and/or is a member of an ACH association. Your monthly investment normally becomes active within 30 days after we receive your application.

Confirmation of Transactions. You will receive a Statement of Account confirming each transaction made. The Statement of Account shows the date of the transaction, the number of shares purchased, the share price and the total balance of shares in your account. Please review your Statement of Account and report any discrepancies to PFPC.

We can decline a purchase order if accepting the order would not be in the best interest of existing shareholders. If your check requires special handling, we reserve the right to delay processing your order until your check is converted into federal funds by our custodian.

You will be responsible for any loss incurred if your check or wire does not clear your bank. If you are an existing shareholder, we reserve the right to redeem shares from any identically registered account as reimbursement for the loss.

We do not issue certificates representing shares purchased unless specifically requested in writing.

Other Purchase Information. If you purchase our shares through a broker, bank or other service provider, you will receive confirmation of your purchase from them. We will not have records of your transactions. A broker, bank or other service provider may impose charges for its services, have different minimums for first-time or additional investments or impose other restrictions that are not applicable if you purchase shares directly from us.

Shareholder Inquiries. You can access information on your account 24 hours a day, seven days a week from any touch-tone phone. Simply call (800) 576-7498 and follow the menu instructions. You can reach a customer service representative at (800) 576-7498 between the hours of 8:30 a.m. and 5:00 p.m. Eastern Standard Time during any business day.

You can change the address on your account by calling PFPC. PFPC will mail a confirmation of your change of address to both your old and new address.

We will mail you periodic reports that include the portfolio manager's comments on his strategies and results along with a list of current portfolio holdings. The Semi-Annual and Annual Reports also include financial statements. To reduce expenses, we mail one report to each household regardless of the number of accounts registered to the household. You can request additional copies at no extra charge.

Share Price. We calculate our share price (commonly referred to as net asset value) each day the Exchange is open for business. We will not calculate our share price on a day the Exchange is closed for a national holiday. We compute our share price by subtracting our total liabilities (accrued expenses and other liabilities) from our total assets (investments, receivables and other assets) and dividing by the total number of shares outstanding.

Our net asset value is listed in the Wall Street Journal and most major newspapers. You can also call us at (800) 366-3863 after 4:30 p.m. Eastern Standard Time any business day and listen to our daily recording.

We must receive your purchase order before the close of the Exchange for you to receive that day's closing net asset value. If we receive your purchase order after the close of the Exchange, you will receive the next day's closing net asset value.

Pricing of Shares. We value our securities using price quotes from the principal market in which they trade. If a market quote is not available, we value the security at fair market value as determined in good faith by our Advisor as directed by our Board of Directors.

We value short-term investments at amortized cost, which approximates fair market value.

                           REDEMPTION OF SHARES

You can redeem shares any day the Exchange is open for business. You can redeem up to $10,000 by telephone (if previously set up on your account) or by fax. Any redemption over $10,000 must:
* be in writing
* have your original signature
* be signature guaranteed
* be mailed or sent by overnight delivery.

We make exceptions for certain brokerage firms with whom we have operating relationships.

Your proceeds will be mailed to you within five business days of your redemption request. If you are redeeming shares recently purchased by check, your proceeds will not be mailed until your check to purchase the shares being redeemed clears your bank account. This may take up to 15 days.

Telephone Redemptions.  You can redeem up to $10,000 by calling PFPC at
(800) 576-7498 before the close of the Exchange. You must provide certain information to PFPC on a recorded line to protect your account from any fraudulent instructions. Your proceeds will be mailed to the address of record. If you request your proceeds to be sent by wire, PFPC will only wire to your bank of record.

We will not be responsible for the authenticity of your instructions if reasonable security procedures are followed. If reasonable security procedures are not followed, we may be liable for any losses. We can modify, limit or terminate our telephone procedures at anytime.

Letter of Redemption. You can redeem shares by mailing or faxing a letter to PFPC with the following information:
* your account number
* the dollar value or number of shares you wish to redeem
* the preferred method of payment, whether by check, ACH or wire (if by ACH or wire, enclose proper banking information)
* your signature and the signature of anyone else listed on the account
* a signature guarantee if the dollar value of the redemption is over $10,000
* any supporting legal documentation that may be required
* any outstanding certificates representing shares to be redeemed

PFPC's fax number is (302) 791-4176. Please do not fax a letter of redemption request for an amount greater than $10,000.

Systematic Withdrawal Plan. You can authorize PFPC to automatically redeem a predetermined number of shares or dollar value from your account on or about the 25th of each month or quarter-end. You must have a minimum of $10,000 in your account to begin this plan. You can redeem a minimum of $100 each month or quarter. To participate in this plan, please fill out the Systematic Withdrawal Plan section on the Account Registration Form and mail it to PFPC.

Signature Guarantee. Signature guarantees are required to protect your account from fraud. You must provide a signature guarantee for the following:
* a redemption request over $10,000
* a redemption request within 30 days of an address change

* a redemption request where the proceeds are mailed to an address different from your address of record
* a redemption request where the proceeds are wired to a bank or brokerage account different from your bank or brokerage account of record
* a redemption request where the proceeds are payable to someone other than you
* any request to transfer redemption proceeds to an account with a registration different from yours
* to add or change wire instructions
* to change your name due to marriage or divorce
* to add or change a TOD beneficiary

You can obtain a signature guarantee from a bank, broker-dealer, credit union, any securities exchange or association, clearing agency, savings association or trust company. A notary public can not provide a signature guarantee.

Redemptions in Kind. We normally pay all redemptions in cash, but we can fulfill a redemption request with payment in whole or in part in the form of our portfolio securities.

Account Balance. We reserve the right to automatically redeem your account and mail you the proceeds if your balance is below $1,000 due to redemptions during the year. We will not redeem your account if your balance is below $1,000 due to market conditions. We will notify you in writing 60 days prior to the redemption of your account.

Incorrect Tax Identification Number. We reserve the right to automatically redeem your account if you furnish an incorrect social security or tax identification number. We will notify you in writing 30 days prior to the redemption of your account.

Temporary Suspension of Redemptions. We can temporarily suspend any redemption requests in case of emergency as directed by the Securities and Exchange Commission.


                    DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. Each year, we distribute substantially all of our net investment income and realized capital gains, if any. We declare dividends in July and December. Capital gains, if any, are declared in December. Dividends are derived from dividend and interest income we receive from securities in the portfolio. Capital gains are derived from selling a security at a price higher than our cost. You can elect how you wish to receive your dividends and capital gains on your Account Registration Form or by letter. You have the following options:
* reinvest all dividends and capital gains
* receive dividends in cash and reinvest capital gains
* reinvest dividends and receive capital gains in cash
* receive all dividends and capital gains in cash

If you decide to receive your dividends and capital gains in cash, you may choose one of the following methods of payment:
* check
* ACH (electronically credited to your bank account)
* wire transfer (for a fee of $7.50)

If the post office cannot deliver your check to your address of record or your check remains uncashed for six months, we will cancel your check and reinvest the proceeds into your account at the net asset value on the date of cancellation. We will not accrue interest on your uncashed distribution. Thereafter, we will automatically reinvest your future dividends and capital gains.

You may want to avoid purchasing shares shortly before a distribution because a portion of the purchase price represents the distribution. Please inquire about our distribution schedule.

Taxes. You will be taxed on any dividends and capital gains regardless if they are paid in cash or reinvested into your account. Dividends and short-term capital gain distributions will be taxed as ordinary income. Long-term capital gain distributions will be taxed at long-term capital gain
rates.   We will inform you of the amount and nature of such income or gains.

You will be taxed on any redemption of shares. You will recognize a capital gain or loss in an amount equal to the difference between your cost basis and the proceeds received. Your gain or loss will be characterized as short- or long-term depending on how long you have owned the shares. The wash sale rule prevents you from recognizing a loss if you purchase identical shares within 30 days before or after the date of redemption.

You may be subject to backup withholding if:
* you furnish an incorrect tax identification number
* the IRS notifies us that you are subject to backup withholding
* you fail to certify that you are not subject to backup withholding
* you live outside the U.S. and are not a U.S. citizen

You may also be subject to state and local taxes. Please consult a tax advisor with specific questions.

Preparing for the Year 2000. Many computer systems currently use a two-digit date field to represent the date. Unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 and, therefore, may calculate inaccurate information.

We have assessed our internal systems and upgraded hardware and software so our systems will be capable of processing accurate information in the Year 2000. We are working with third parties to ensure that their systems will also be compliant. We are developing contingency plans so that any noncompliance will not materially affect our operations.

The Year 2000 issue will impact companies, organizations, governmental entities, and markets in which we invest. Foreign companies and markets may not be as prepared as domestic companies and markets. Despite our efforts, noncompliant computer systems could have a material adverse effect on our business, operations or financial condition. Our performance could be hurt if a computer-system failure at a company or governmental entity affects the price of a security in our portfolio.


                           FINANCIAL HIGHLIGHTS

The financial highlights table describes our financial performance for the past five years. This information is based on a single share.
PricewaterhouseCoopers LLP, our independent auditor, has audited the information. The financial highlights table also appears in our Annual Report which you may request at no charge.

                     GREENSPRING FUND, INCORPORATED
                          FINANCIAL HIGHLIGHTS
            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Net Asset Value, Beginning of Period                 $ 20.04  $ 17.24  $ 15.05  $ 13.39  $ 13.96

Income From Investment Operations
 Net Investment Income                                  0.76     0.50     0.74     0.70     0.51
 Net Realized and Unrealized
  Gain/Loss on Investments                             (3.91)    3.58     2.60     1.78    (0.12)

Total From Investment Operations                       (3.15)    4.08     3.34     2.48     0.39

Less Distributions
 Net Investment Income                                 (0.75)   (0.67)   (0.59)   (0.68)   (0.51)
 Net Realized Gain on Investments                      (0.04)   (0.60)   (0.56)   (0.07)   (0.45)
 Distributions in Excess of Net Investment Income        -      (0.01)      -        -        -
 Distributions in Excess of Net Realized Gains           -         -        -     (0.07)      -

Total Distributions                                    (0.79)   (1.28)   (1.15)   (0.82)   (0.96)

Net Asset Value, End of Period                        $ 16.10 $ 20.04  $ 17.24  $ 15.05  $ 13.39

Total Return                                          (15.97%)  23.95%   22.65%   18.79%    2.83%

Ratios/Supplemental Data

Net Assets, End of Period (000's)                     $113,884 $181,214 $ 91,492 $ 71,839 $ 50,322

Ratio of Expenses to Average Net Assets                1.01%    1.00%      1.04%    1.06%    1.27%

Ratio of Net Investment Income to Average Net Assets   3.77%    3.10%      4.69%    4.97%    4.03%

Portfolio Turnover                                     71.62%   46.17%     60.74%   65.19%   76.55%


                                APPENDIX A
                   Description of Corporate Bond Ratings

Standard & Poor's Corporation

The bond ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources that it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.  	Likelihood of default, capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations.

II.	 Nature and provisions of the obligation.

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - The highest rating assigned by Standard & Poor's with extremely strong capacity to pay interest and repay principal.

AA - Differs from the higher rated issues minimally with a very strong capacity to pay interest and repay principal.

A - Somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories with strong capacity to pay interest and repay principal.

BBB - Normally exhibits adequate protection parameters but adverse economic conditions or changing circumstances are more likely to weaken the capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B - While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to paying interest and repaying principal.

CCC - Identifiable vulnerability to default and dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial and economic conditions, they are not likely to have the capacity to pay interest and repay principal.

CC, C - Subordinated to senior debt that is assigned an actual or implied "CCC" or "CCC-" rating. A "C" rated bond also may involve a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D - Involve a situation where interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period and may also involve the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Investors Service, Inc.

Aaa - Judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Judged to be of high quality with minimal investment risk. They are rated lower than Aaa bonds because margins of protection may not be as large as Aaa securities or fluctuation of protective elements may be of greater amplitude or there may not be other elements present. Consequently, the long-term risks appear somewhat larger than with Aaa securities.

A - Possess many favorable investment attributes with adequate security for repayment of principal and payment of interest; elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Neither highly protected nor poorly secured with interest payments and principal security appearing adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Judged to have speculative elements and often the protection of interest and principal payments may be only moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Generally lack characteristics of a desirable investment with minimal assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time.

Caa - Are of poor standing and may be in default or elements of danger with respect to principal or interest may be present.

Ca - Represent obligations that are speculative in a high degree and are often in default or have other marked shortcomings.

C - Lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                      GREENSPRING FUND, INCORPORATED
                      2330 West Joppa Road, Suite 110
                          Lutherville, MD 21093
                             (410) 823-5353
                             (800) 366-3863
                        SEC File Number: 811-3627

The Statement of Additional Information includes additional information about Greenspring Fund.

You can obtain additional information about our investments by calling
(800) 366-3863 and requesting a Semi-Annual or Annual Report at no charge. The Annual Report discusses the market conditions and investment strategies that significantly affected our performance during 1998.

You can also obtain the Prospectus, Statement of Additional Information and quarterly reports from the SEC's internet site at http://www.sec.gov or by e-mailing us at greenspring@corbyn.com.

Information about the Fund can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at
(800) SEC-0330.

If you have questions regarding your account, call Shareholder Services at
(800) 576-7498.

               DIRECTORS                           TRANSFER AGENT
    Charles vK. Carlson, Chairman                    PFPC, Inc.
          William E. Carlson                    400 Bellevue Parkway
              David T. Fu                       Wilmington, DE 19809
          Michael J. Fusting                        (800) 576-7498
          Michael T. Godack
          Richard Hynson, Jr.                      ADMINISTRATOR
                                           Corbyn Investment Mangement, Inc.
               OFFICERS                     2330 West Joppa Road, Suite 108
         Charles vK. Carlson                   Lutherville, MD 21093
 President and Chief Executive Officer
                                                     CUSTODIAN
          Michael T. Godack                     PFPC Trust Company
    Sr. Vice President and Chief            200 Stevens Drive, Suite 440
         Compliance Officer                      Lester, PA 19113

          Michael J. Fusting                   INDEPENDENT ACCOUNTANTS
    Sr. Vice President and Chief              PricewaterhouseCoopers LLP
          Financial Officer                      250 W. Pratt Street
                                                 Baltimore, MD 21201
         Elizabeth C. Agresta
        Secretary and Treasurer                     LEGAL COUNSEL
                                         De Martino Finkelstein Rosen & Virga
         INVESTMENT ADVISOR                 1818 N Street, N.W., Suite 400
 Key Equity Management Corporation             Washington, DC 20036-2492
  2330 West Joppa Road, Suite 108
        Lutherville, MD 21093

                        GREENSPRING FUND, INCORPORATED
                                 (the "Fund")

                              FORM N-1A, PART B

                   	STATEMENT OF ADDITIONAL INFORMATION









The Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund's Prospectus dated May 1, 1999. You can request a Prospectus by calling the Fund at (410) 823-5353 or (800) 366-3863 or by writing to Greenspring Fund, Incorporated, 2330 West Joppa Road, Suite 110, Lutherville, Maryland 21093-4641. The SEC maintains an Internet site at http://www.sec.gov that contains the Prospectus, the Statement of Additional Information, quarterly reports to shareholders and other information about the Fund. The Fund's financial statements for the year ended December 31, 1998 and the report of independent accountants are included in the Fund's Annual Report and are hereby incorporated by reference.

This Statement of Additional Information is dated May 1, 1999.

                           TABLE OF CONTENTS


ORGANIZATION                                                     	2

DESCRIPTION OF THE FUND AND ITS INVESTMENTS
 AND RISKS (SEE ALSO PAGES 5 - 8 IN PROSPECTUS)                  	2

MANAGEMENT OF THE FUND (SEE ALSO PAGES 8 - 10 IN PROSPECTUS)     	5

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES              	6

INVESTMENT ADVISORY AND OTHER SERVICES                            6

BROKERAGE ALLOCATION	                                             7

CAPITAL STOCK                                                    	8

PURCHASE, REDEMPTION AND PRICING OF THE FUND'S
 SHARES (SEE ALSO PAGES 10 - 18 IN PROSPECTUS)                   	8

TAXES (SEE ALSO PAGES 18 - 19 IN PROSPECTUS)                     	8

TOTAL RETURN PERFORMANCE                                         	9

FINANCIAL STATEMENTS                                             	9

                                Organization

Greenspring Fund, Incorporated was incorporated under the laws of the State
of Maryland in October 1982.   The Fund first offered its shares to the public
on July 1, 1983.

             Description of the Fund and Its Investments and Risks

Description. The Fund is an open-end, diversified investment management company.

Investment Strategies. The Fund primarily invests in companies whose stocks it considers undervalued relative to their peers and the general market. The Fund also invests in companies in the process of financial restructurings, reorganizations, corporate turnarounds, and liquidations.

Investment Risks. The Fund invests in companies that it considers to be undervalued relative to their peers and the general market. However, there is the risk that these value stocks may decline or may not reach what the portfolio manager believes is its full value. Bonds have two main sources of risk, which are interest rate risk and credit risk. Interest rate risk is the chance that interest rates may rise causing bond prices to fall. Credit risk is the chance that a bond's credit rating could be downgraded because of some adverse business event, which reduces its ability to make timely payments of principal and interest.

Fundamental Policies. The Fund's fundamental policies may not be changed without the approval of the lesser of (1) 67% of the Fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

1)	purchase any securities which would cause more than 5% of its total assets at the time of such purchase to be invested in the securities of any issuer, except the U.S. Government; provided that up to 25% of its total assets may be invested without regard to such limitation; and the Fund may not purchase any securities which would cause the Fund at the time of purchase to own more than 10 percent of the outstanding voting securities of an issuer;

2)	purchase any securities which would cause more than 25% of its total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry;

3)	invest in companies for the purpose of exercising management or control;

4)	purchase or sell real estate, although it may invest in securities representing interests in real estate or fixed income obligations directly or indirectly secured by real estate and the securities of companies whose business involves the purchase or sale of real estate;

5)	purchase or sell commodities or commodity contracts;

6)	purchase securities on margin or effect short sales of securities;

7)	make loans, except that it may acquire debentures, notes and other debt securities that are traded or able to be traded pursuant to legal provisions allowing for the resale of securities;

8)	borrow money, except for temporary emergency purposes, and then only in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market;

9)	mortgage, pledge or hypothecate securities;

10)act as securities underwriter, except to the extent that it may be regarded as a statuatory underwriter upon disposition of any of its securities for purposes of the Securities Act of 1933;

11)deal with any of its officers or directors or with any firm of which any of its officers or directors is an officer, director or member as principal in the purchase or sale of portfolio securities; or effect portfolio transactions through any such officer, director or firm as agent or broker unless the Fund pays no more than the customary brokerage charges for such services;

12)issue any obligations, bonds, notes or other senior securities except as otherwise allowed by the foregoing restrictions.

Investment Program. The Fund invests in a combination of common stocks, preferred stocks, bonds (which may be high yield), convertible bonds, government securities, and money market instruments. The Fund also reserves the right to invest in repurchase agreements, foreign securities, write or purchase call options (covered or uncovered), and write or purchase put options.

Repurchase Agreements. The Fund may invest in repurchase agreements either for temporary defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which the Fund acquires a money market instrument from a domestic bank or broker-dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument.

The use of repurchase agreements involves certain risks. If the seller of a security under an agreement defaults on its obligation to repurchase the underlying security at a time when the value of this security has declined, the seller may incur a loss upon disposition of it. If the seller becomes insolvent and subject to liquidation or reorganization under bankruptcy, a court may determine that the underlying security is collateral for a loan by the Fund and therefore subject to sale by the trustee in bankruptcy. It is expected that these risks can be controlled through careful monitoring procedures.

Options. The Fund may purchase and sell both call options and put options that are listed on an organized securities exchange. Although these investment practices will be used primarily in a hedging function to reduce principal fluctuations or to generate additional income, they do involve certain risks which are different in some respects from the investment risks associated with similar funds which do not engage in such activities. The Fund will not write an option, if, as a result, the aggregate market value of all portfolio securities covered by call options or subject to put options exceeds 25% of the market value of the Fund's net assets.

Call Options. A call option is a short-term contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer ("seller") of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. A writer is required to deposit in escrow the underlying security or other assets in order to secure his obligation to deliver the underlying security.

The Fund may write ("sell") covered call options for the purpose of reducing the effect of price fluctuations of the securities owned by the Fund. Options will be sold on the basis of investment considerations consistent with the Fund's investment objectives. These options will generally be written on securities which, in the opinion of the Fund, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

The Fund may sell uncovered call options. In writing an uncovered call option, the writer obligates itself to deliver the underlying security at the exercise price, even though, at the time the option is written, it does not own the underlying security. Once the option has been written, the Fund will establish and maintain for the term of the option a segregated account consisting of cash and U.S. government securities equal to the fluctuating market value of the underlying securities. If the holder of the option wishes to buy the underlying security from the writer, the writer must make arrangements to purchase and deliver the underlying security.

There are risks involved when writing uncovered equity call options. The writer assumes the risk of an increase in the price of the underlying security above the exercise price so long as his obligation as a writer continues. Should this increase occur, the writer may be issued a notice to exercise the option and would therefore be required to sell the underlying security at the exercise price which may be less than the price it must pay or may have paid to acquire the security, thereby reducing its profit or incurring a loss.

The Fund may purchase call options, which may give the Fund the right to buy an underlying security at the exercise price any time during the option period. The Fund will not commit more that 5% of its total assets at the time of purchase to the purchasing of call options. The Fund may purchase a call option for the purpose of acquiring an underlying security for its portfolio. This would give the Fund the ability to fix its cost of acquiring the stock at the exercise price of the call option plus the premium paid, which at times may cost the Fund less than purchasing the security directly. The Fund is also partially protected from any unexpected decline in the market price of the underlying security as long as it holds the option and, therefore, can allow the option to expire, incurring a loss only to the extent of the premium paid for the option. The Fund may also purchase a closing call to liquidate a position and to extinguish its obligation pursuant to a call it has sold.

Put Options. The Fund may write ("sell") put options, which give the holder of the options the right to sell and the Fund the obligation to buy the underlying security at the exercise price during the option period. The Fund will generally write put options when it wishes to purchase the underlying security at a price lower than the current market price of the security. The Fund will provide that such options will be offset at the time of the sale by a segregated account consisting of cash, U.S. Government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put. This amount must be maintained until the put is exercised, has expired or the Fund has purchased a closing put, which is a put of the same series as the one previously sold. The risk in writing put options is that the market price of the underlying security declines below the exercise price less the premiums received.

The Fund may purchase put options, which give the Fund the right to sell the underlying security at the exercise price at any time during the option period. Put options may be purchased for defensive purposes in order to protect against an anticipated decline in the value of its securities. This protection would be provided only during the life of the option when the Fund, as the holder of the option, is able to sell the underlying security at the put exercise price regardless of that security's current market price. Purchasing put options involves the risk of losing the entire premium (purchase price of the option). No more that 5% of the Fund's total net assets, at the time of purchase, will be committed to the purchasing of put options.

Non-Investment Grade Debt Securities. The Fund may invest in non-investment grade debt securities. The total return and yield of non-investment grade debt securities, commonly referred to as "high yield" bonds, can be expected to fluctuate more than the total return and yield of investment grade debt securities, but not as much as those of common stock. High yield bonds (those rated below BBB or Baa or in default) are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

The high yield bond market's growth has paralleled a long economic expansion and has not weathered a recession in its present size and form. An economic downturn or increase in interest rates is likely to have a negative effect on the high yield securities market and on the value of these securities in the Fund's portfolio, as well as the ability of the issuers to repay principal and interest. Securities of companies in reorganization proceedings are relatively unaffected by such events or by changes in prevailing interest rates. Adverse publicity and investor perceptions, whether or not based upon rational analysis, may also affect the value and liquidity of high yield bonds.

The market for high yield bonds may be thinner and less active than that for higher quality securities, which can adversely affect the price at which these securities are sold. If market quotations are not available, high yield bonds will be valued in accordance with standards established by the Board of Directors, including the use of outside pricing services. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information is available. To the extent the Fund owns illiquid or restricted high yield bonds, these bonds may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

The economy and interest rates affect high yield bonds differently from other securities. The prices and, therefore, yields of these bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. High yield bonds are subject to a greater risk of default than high-grade debt securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to obtain additional financing. If the issuer of a debt security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Fund's asset value. Furthermore, in the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby, tend to be more speculative and volatile than securities which pay interest periodically and in cash.

High yield bonds present risks based on payment expectations. These bonds may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield bonds than in the case of investment grade debt securities.

Foreign Securities. The Fund may invest in securities principally traded in markets outside the United States. Investments in foreign securities involve the risk of fluctuations in the value of the currencies in which the foreign securities are denominated. Such a fluctuation could make the security worth less in U.S. dollars even though its worth is more in its home country. Investments in foreign securities may also be subject to local economic or political risks such as political instability of some foreign governments and the possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments and limitations on the removal of funds or other assets of the Fund. There also may be less publicly available information about foreign securities and governments than domestic ones. Foreign securities are generally not registered with the

Securities and Exchange Commission and are generally not subject to the regulatory controls imposed on domestic securities. Securities of some foreign companies are less liquid and more volatile than securities of domestic companies and incur higher custodian charges.

Portfolio Turnover. While the Fund generally invests in securities for the purpose of seeking long-term capital gains, the Fund's investment philosophy may dictate the frequent realization of short-term gains and losses, which may result in a portfolio turnover rate higher than other mutual funds. The portfolio turnover rate for 1998 and 1997 were 71.62% and 46.17%, respectively.

                        	Management of the Fund

The Board of Directors supervises the management of the Fund. The following list summarizes information on the officers and directors of the Fund for the past five years. Unless otherwise noted, the address of each is 2330 West Joppa Road, Suite 110, Lutherville, Maryland 21093-4641. The Fund's directors who are considered "interested persons" as that term is defined under Section 2(a)(19) of the Investment Company Act of 1940 are noted with an asterisk (*). The individuals so noted are "interested persons" on the basis of their positions with the Fund's investment advisor, Key Equity Management Corporation ("Advisor") and the Advisor's parent company, Corbyn Investment Management, Inc. ("Corbyn") except that Mr. William E. Carlson is an "interested person" by virtue of his familial relationship with Charles vK. Carlson (brothers).

Name, Address and Age      	Position(s) Held with Registrant    	Principal Occupation(s)
                                                                 During	Past Five Years

Elizabeth C. Agresta        Secretary and Treasurer              Administrator of the Fund.
Age 31

Charles vK. Carlson, CFA*   President, Chairman of the           President and Director of the
Age 39                      Board and Chief Executive Officer    the Fund's Advisor and of Corbyn.
                                                                 Corbyn.

William E. Carlson*         Director                             Partner of Shapiro and
36 S. Charles Street,                                            Olander (a law firm) from
20th Floor                                                       February 1990 to present.
Baltimore, MD 21201
Age 41

David T. Fu                 Director                             Vice President of
1246 Harbour Glen Court                                          Empyrean Group (a
Arnold, MD 21212                                                 consolidator of information
Age 42                                                           technology service companies)
                                                                 from November 1998 to
                                                                 present.  Managing Director
                                                                 of Galway Partners L.L.C. (a
                                                                 merchant bank) from January
                                                                 1995 to October 1998.  Director
                                                                 of Bell Atlantic Information
                                                                 Services (a division of the
                                                                 telephone company) from
                                                                 September 1993 to January 1995.

Michael J. Fusting*         Sr. Vice President, Chief            Vice President, Treasurer,
Age 38                      Financial Officer and Director       and Director of the Fund's
                                                                 Advisor.  Managing Director
                                                                 of Corbyn.

Michael T. Godack*          Sr. Vice President, Chief            Sr. Vice President and
Age 45                      Compliance Officer and Director      Managing Director of Corbyn.

Richard Hynson, Jr.*        Director                             Sr. Vice President and
Age 55                                                           Managing Director of Corbyn.

Independent directors and directors who are not employees of the Fund or companies affiliated with the Fund are compensated $1,000 for attending the annual Board of Directors meeting plus $350 for each other meeting attended.
Such fees are subject to adjustment in the future upon appropriate action by the Board of Directors. Directors, as well as officers, who are "interested persons" of the Fund are not compensated by the Fund or its Advisor, but may be compensated by Corbyn.

                                    5

          	Control Persons and Principal Holders of Securities

As of April 1, 1999, approximately x,xxx,xxx shares of capital stock of the Fund were outstanding. The following shareholders are the recordholders of 5% or more of the outstanding shares of the Fund:

Name/Address                          Amount/Nature of Ownership             Percentage of Ownership
Corbyn Investment Management, Inc             x,xxx,xx                             xx%
2330 West Joppa Road, Suite 108	                Record
Lutherville, MD 21093

Charles Schwab & Co., Inc.                    x,xxx,xxx                          xx%
101 Montgomery Street	                          Record
San Francisco, CA 94104

Corbyn is an investment research management company organized in the State of Maryland and is affiliated with the Fund through its management and with the Fund's Advisor through its management and ownership.

Certain clients of Corbyn may have investment objectives similar to that of the Fund, which may result in the purchase or sale of a particular security for its clients simultaneously with the Fund. The purchase or sale of a security for such clients does not create an obligation to buy or sell the security for the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of the securities being sold, there may be an adverse effect on price and the ability of the Fund to obtain or dispose of the full amount of the security which it seeks to purchase or sell. If Corbyn and the Fund are purchasing a given security on the same day from the same broker-dealer, the price of the transaction may be averaged and allocated among the clients participating in the transaction.

As of April 1, 1999, the officers and directors of the Fund, as a group, beneficially and of record owned, directly or indirectly, approximately xx,xxx shares of the Fund, representing approximately xx% of the Fund's outstanding shares.

                 	Investment Advisory and Other Services

Investment Advisor. Key Equity Management Corporation, a wholly-owned subsidiary of Corbyn Investment Management, Inc., is the Fund's Advisor and is located at 2330 West Joppa Road, Suite 108, Lutherville, Maryland
21093. Key Equity was organized in October 1982 solely to act as investment advisor to the Fund and does not have any operating history prior to July 1, 1983.

The Investment Advisory Agreement between Key Equity and the Fund is dated
May 1, 1998 and was most recently approved by the Board of Directors on February 11, 1999. Subject to the supervision of the Board of Directors of the Fund, the Advisor will make investment decisions for the Fund, provide the Fund with investment objectives, policies and limitations, place orders to purchase and sell securities for the Fund and provide a program of continuous investment management for the Fund in accordance with the Investment Company Act of 1940 (the"1940 Act"). The Advisor shall pay the compensation and expenses of all of its directors, officers and employees who serve as officers and executive employees of the Fund (including the Fund's share of payroll taxes for such persons), and the Advisor shall make available, without expense to the Fund, the services of its directors, officers and employees who may be duly-elected officers of the Fund, subject to their individual consent to serve and to any limitations imposed by law.
The Advisor will furnish, without cost to the Fund, or provide and pay the cost of, such office facilities, furnishings and office equipment as may be required by the Fund.

The Fund compensates the Advisor at the end of each calendar month with a fee computed daily of .75% of average daily net assets up to $250,000,000,
 .70% of average daily net assets between $250,000,000 and $500,000,000 and .65% of average daily net assets in excess of $500,000,000.

The investment advisory fees paid by the Fund for the years 1996, 1997 and 1998 were $581,258, $1,028,465 and $1,249,348, respectively. At December
31, 1998, investment advisory fees payable to the Advisor amounted to $74,147.

Each year, the Advisory Agreement must be approved by a majority of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the Fund. Additionally, the Agreement must be approved annually by a majority of the directors of the Fund who are not parties to the Agreement or "interested persons" of any such party (as defined in the 1940 Act) by votes cast in person at a meeting called for this purpose.  The Agreement may be terminated at any time by the Board of Directors or by the vote of the majority of the outstanding voting securities of the Fund, without penalty, on
60 days written notice to the Advisor and will terminate automatically in the
event of its assignment.   The Advisor may also terminate the Agreement by
notifying the Fund 60 days prior to the termination date.

                                    6

Administrator. Corbyn Investment Management, Inc., the parent company of the Fund's Advisor, serves as the administrator of the Fund pursuant to an Administrative Services Agreement dated May 1, 1998. Corbyn is located at 2330
West Joppa Road, Suite 108, Lutherville, Maryland 21093.  As administrator,
Corbyn provides administrative services and personnel for fund accounting, regulatory reporting and other administrative matters.

The Fund compensates Corbyn with a monthly fee of $2,500 plus .04% of average daily net assets up to $250,000,000, .03% of average daily net assets between $250,000,000 and $500,000,000 and .025% of average daily net assets in excess of $500,000,000.

The administrative fees paid by the Fund for 1998 were $60,397.  At December
31, 1998, adminstrative fees payable to Corbyn were $6,455.

Transfer Agent.  PFPC, Inc. ("PFPC") is the transfer agent for the Fund.
PFPC's address is 400 Bellevue Parkway, Suite 108, Wilmington, Delaware 19809.

Custodian.  PFPC Trust Company is the custodian for the Fund.  PFPC Trust
Company's address is 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113.

Independent Accountants. PricewaterhouseCoopers LLP ("PwC") are the independent accountants for the Fund. The financial statements for the year ended December 31, 1998 and the report of PwC are included in the Fund's
Annual Report, which are incorporated by reference into this Statement of Additional Information.

                          	Brokerage Allocation

The Fund's officers implement Key Equity's investment decisions. Key Equity also selects the brokerage firms used to complete securities transactions.
The Fund's Board of Directors reviews all decisions and selections quarterly.

Broker-dealers are selected to effect securities transactions for the Fund based on which can obtain the most favorable combination of price and execution for a transaction. The Fund does not base its execution decisions solely on whether the lowest possible commission can be obtained. Key Equity determines if the commission is reasonable relative to the value of the brokerage and research services provided for that particular transaction or for overall services provided. Key Equity evaluates the overall quality and reliability of broker-dealers and the services they provide, including their general execution capabilities.

The Fund will compare commissions charged on transactions to commissions charged by other brokers on similar transactions in order to ascertain that commissions are within a reasonable range. Key Equity may pay a higher brokerage commission to brokers who provide quality, comprehensive and frequent research studies
(such as investlment and market research and economic analysis) that assist
Key Equity in its investment-decision responsibilities. Obtaining a low commission is secondary to obtaining a favorable security, which is usually more beneficial to the Fund.

With respect to securities traded only on the over-the-counter market, orders are executed on a principal basis with primary market makers in such securities, except when, in the opinion of the Advisor, the Fund may obtain better prices or executions on a commission basis. Portfolio transactions placed through dealers serving as primary market makers are effected at net prices, without commissions, but which include compensation in the form of a mark up or mark down.

For the years 1996, 1997 and 1998, the total brokerage commissions paid by the Fund were $135,471, $211,753 and $286,565, respectively. Total brokerage commissions were substantially higher in 1998 due to active portfolio trading.
The Fund's officers and directors and Key Equity's officers, directors and shareholders are not affiliated with any brokers used by the Fund.

                              Capital Stock

The Fund has authorized 60,000,000 shares of $.01 par value common stock.
All shares are of the same class, with equal rights and privileges. Each share is entitled to one vote and participates equally in dividends and distributions declared. The shares are fully paid and non-assessable when issued, are transferable, and have no preemptive, conversion, or exchange rights.

The Fund's shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors may elect 100% of the directors if they choose to do so.

                                    7

	           Purchase, Redemption and Pricing of the Fund's Shares

Purchase of Shares.  Shares of the Fund can be purchased any day the New York
Stock Exchange (the "Exchange") is open for business. The Fund must receive your purchase order prior to the close of the Exchange for you to receive that day's closing net asset value. If your purchase order is received after the close of the Exchange, you will receive the next day's closing net asset value.

Net Asset Value Per Share. The Fund's shares of stock are purchased and redeemed at the Fund's current net asset value per share. The Fund determines the net asset value per share by subtracting its liabilities (accrued expenses and other liabilities) from its total assets (investments, receivables and other assets) and dividing by the total number of shares outstanding.

The net asset value per share is calculated as of the close of the regular session of the New York Stock Exchange each day the Exchange is open for business. The Exchange will be closed during 1999 on Saturdays and Sundays and on January 1 (New Year's Day), January 18 (Martin Luther King, Jr. Day),
February 15 (President's Day), April 2 (Good Friday), May 31 (Memorial Day),
July 5 (Independence Day), September 6 (Labor Day), November 25 (Thanksgiving
Day) and December 24 (Christmas Eve).

Redemption in Kind.  The Fund expects to make all redemptions in cash.  The
Fund reserves the right to fulfill a redemption request with a payment in whole or in part in the form of the Fund's portfolio securities. These securities would be valued the same way the securities are valued in calculating the net asset value of the Fund. The Fund is governed by Rule
18f-1 under the Investment Company Act of 1940. Therefore, the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Pricing of Securities Being Offered. Securities traded primarily on a principal securities exchange are valued at the last reported sales price on the exchange of major listing. Securities which are traded principally in the over-the-counter market, listed securities for which no sale was reported on the day of valuation, listed securities for which the last reported sales price is not in the context of the highest closing bid price and the lowest closing offering price and listed securities whose primary market is believed by the Advisor to be over-the-counter are valued at the mean of the closing bid and asked prices.

Short-term investments are valued at amortized cost which approximates fair market value. The value of securities that either mature or have an announced call within 60 days will be amortized on a straightline basis from the market value one day preceding the beginning of the amortization period.

The Fund may invest in securities which are restricted as to public sale.
Such securities are valued at fair value as determined in good faith by the Advisor as directed by the Board of Directors.

Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by the Advisor as directed by the Board of Directors.

                                 	Taxes

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") as amended. To qualify as a regulated investment company, the Fund must
(a) diversify its holdings so that at the end of each fiscal quarter
(i) at least 50% of the value of the Fund's total assets must be represented by cash and cash equivalents, U.S. government securities, securities of other regulated investment companies and other securities, which does not include investments in the securities of any one issuer that represents more than 5% of the value of the Fund's total assets or more than 10% of the issuer's outstanding voting securities and (ii) not more than 25% of the value of the Fund's total assets invested in the securities (other than U.S.
government securities or securities of other regulated investment companies) of any one issuer; (b) derive at least 90% of its gross income from dividends, interest, income from securities on loan and gains (without including losses) from the sale or other disposition of securities; and (c) distribute at least
90% of the Fund's taxable income for the taxable year.

In addition, in each calendar year, the Fund is required to distribute the sum of 98% of the ordinary income earned in such calendar year, 98% of the capital gain net income earned in the 10-month period ending October 31 and any undistributed ordinary income and undistributed capital gain net income from the prior year or the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, amounts on which the Fund pays income tax are treated as distributed.
For 1998, the Fund made the following distributions:

          Ordinary Dividends Per Share $.75
          Long-Term Capital Gains Distribution Per Share $.04225

                                    8

Dividends and distributions are generally taxable to shareholders in the year in which received. Dividends declared by the Fund in October, November or December of a calendar year, but paid during January of the following calendar year, will be treated as received by shareholders on December 31.

If, in any taxable year, the Fund should not qualify as a regulated investment company under the Code: (i) the Fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without deduction for dividends or other distributions to shareholders; and (ii) the Fund's distributions to the extent made out of the Fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends
(regardless of whether they would otherwise have been considered capital gain dividends).

                      	Total Return Performance

The Fund's total return includes the reinvestment of all dividends and capital gains for the periods shown.  Such performance information is based on historical results and is not intended to indicate future performance.
Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.  In addition, the Fund may quote cumulative total returns reflecting the change in value of an investment over a stated
period of time.  The average annual total return of the Fund for the one, five and ten year periods ended December 31, 1998 was -15.97%, 9.31% and
9.91%, respectively.   The cumulative total return of the Fund for the one,
five and ten year periods ended December 31, 1998 was -15.97%, 56.03% and
157.20%, respectively.

                          Financial Statements

The following financial statements are incorporated by reference from the Registrant's Annual Report to Shareholders dated December 31, 1998:

Portfolio of Investments, December 31, 1998
Statement of Assets and Liabilities, December 31, 1998
Statement of Operations for the Year Ended December 31, 1998
Statement of Changes in Net Assets for the Years Ended
  December 31, 1998 and 1997
Notes to Financial Statements, December 31, 1998
Financial Highlights Table for the Years Ended December 31, 1998;
  1997; 1996; 1995; and 1994
Report of Independent Accountants
Performance Since Inception











                                    9

                                 	PART C
	                           OTHER INFORMATION

Item 23.

a(1)	Articles of Incorporation of the Registrant, filed as Exhibit a(1) to the Registrant's Registration Statement on Form N-1 (File No. 2-81956
     and 811-3627) on February 11, 1983, which is hereby incorporated by reference.

a(2)	Amendment to the Articles of Incorporation of Registrant, dated May 8,
     1990, filed as Exhibit a(2) to the Registrant?s Post-Effective Amendment
     No. 12 (File No. 2-81956 and 811-3627) on April 29, 1992, which is hereby incorporated by reference.

a(3) Amendment to the Articles of Incorporation of Registrant, dated April 28, 1998, filed as Exhibit a(3) to the Registrant's Post-Effective Amendment
     No. 20 (File No. 2-81956 and 811-3627) on April 30, 1998, which is hereby incorporated by reference.

b(1) By-laws of the Registrant, filed as Exhibit b(1) to the Registrant's
     Registration Statement on Form N-1 (File No. 2-81956 and 811-3627) on
     February 11, 1983, which is hereby incorporated by reference.

b(2) Amendment to the By-Laws, dated May 8, 1990, filed as Exhibit b(2) to the Registrant's Post-Effective Amendment No. 12 (File No. 2-81956 and
     811-3627) on April 29, 1992, which is hereby incorporated by reference.

c   	Specimen certificate for shares of common stock of the Registrant, filed as Exhibit c to the Registrant's Registration Statement on Form N-1
     (File No. 2-81956 and 811-3627) on February 11, 1983, which is hereby incorporated by reference.

d  	Investment Advisory Agreement, filed as Exhibit d to the Registrant's
    Post-Effective Amendment No. 20 (File No. 2-81956 and 811-3627) on April
    30, 1998, which is hereby incorporated by reference.

g(1)Custodian Agreement, dated October 1, 1994, between the Registrant and Wilmington Trust Company, filed as Exhibit g(1) to the Registrant's Post
    Effective Amendment No. 17 on September 1, 1994, which is hereby incorporated by reference.

g(2)Assignment Agreement to the Custodial Agreement of the Registrant, dated
    January 5, 1998, filed as Exhibit g(2) to the Registrant's Post-Effective
    Amendment No. 20 (File No. 2-81956 and 811-3627) on April 28, 1998, which is hereby incorporated by reference.

g(3)Custodial Fees (schedule of remuneration), dated October 1, 1994, filed as Exhibit g(3) to the Registrant's Post-Effective Amendment No. 17
    (File No. 2-81956 and 811-3627) on March 29, 1995, which is hereby incorporated by reference.

g(4)Assignment Agreement to the Custodial Agreement of the Registrant, dated
    December 31, 1998, filed herewith.

h(1)Order Placement Procedures Amendment to the Charles Schwab Operating
    Agreement, dated January 6, 1998, filed as Exhibit h(1) to the Registrant's
    Post-Effective Amendment No. 20 (File No. 2-81956 and 811-3627) on April
    28, 1998, which is hereby incorporated by reference.

h(2)Transfer Agent Agreement, dated October 1, 1998, between the Registrant and PFPC Inc., filed herewith.

h(3)Administrative Services Agreement of the Registrant, dated May 1, 1998, filed as Exhibit h(3) to the Registrant's Post-Effective Amendment No. 20
    (File No. 2-81956 and 811-3627) on April 28, 1998, which is hereby incorporated by reference.

h(4)Retirement Plan Order Processing Amendment to the Charles Schwab Operating
    Agreement, dated October 15, 1998, filed herewith.

h(5)Administration Agreement, dated January 11, 1999, among the Registrant,
    Fidelity Brokerage Services and National Financial Services Corporation, filed herewith.

h(6)Model plan used in establishing a retirement plan, filed as Exhibit to the Registrant's Post-Effective Amendment No. 3 (File No. 2-81956 and 811-3627) on February 6, 1985, which is hereby incorporated by reference.

i  	Opinion and Consent of Counsel, filed herewith.

j  	Opinion and Statement of Consent of PricewaterhouseCoopers LLP, filed herewith.



l  	Agreement of Registrant providing the initial capital, filed as Exhibit l to the Registrant's Registration Statement of Form N-1 (File No. 2-81956
    and 811-3627) on April 30, 1983, which is hereby incorporated by reference.

n  	Financial Data Schedule, filed herewith.

Item 24.  Persons Controlled by or Under Common Control with  Registrant

Charles vK. Carlson is President of Corbyn Investment Management, Inc. and
Messrs. Godack, Hynson, Trump and Fusting and Mrs. Karla Moore are Managing
Directors of Corbyn Investment Management, Inc.  Messrs. Carlson, Godack,
Trump and Fusting are also directors of Key Equity Management Corporation.
Corbyn Investment Management, Inc. owns 100% of the total outstanding stock of Key Equity Management Corporation. As of April 1, 1999, approximately xx% of the Fund's outstanding stock was owned by various private counsel clients of Corbyn Investment Management, Inc., as to which Corbyn Investment
Management, Inc. has discretionary authority. See the response to Item 26 below for further information regarding Key Equity Management Corporation.

Item 25.  Indemnification

Under the terms of the Registrant's Articles of Incorporation and By-Laws, the Registrant may indemnify any person to the extent permitted by law.

Section 2-418 of the Maryland General Corporation Law generally provides that corporations may indemnify officers and directors, including indemnification for judgments, fines, settlement amounts and reasonable expenses actually incurred, if the officer or director acted in good faith.
However, if the proceeding is one by or in the right of the corporation, indemnification may be made only against reasonable expenses and may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation. The statute provides that the termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director did not meet the requisite standard of good faith. This statute also provides that the corporation may maintain insurance on behalf of directors, officers, employees and agents for liabilities arising out of such persons' actions on behalf of the corporation in good faith.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paidby a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless if in the opinion of its counsel, the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisor

Key Equity Management Corporation (the "Advisor") was incorporated on
October 21, 1982 to act in the capacity of investment advisor to the Fund.
As stated in the Fund's Statement of Additional Information, officers and directors of the Advisor are also directors of the Fund and Corbyn Investment
Management. Corbyn Investment Management is a registered investment advisor with its principal business address as 2330 West Joppa Road, Suite 108, Lutherville, Maryland 21093.

Set forth below is a list of each officer and director of the Advisor indicating each business, profession, vocation or employment of a substantial nature in which each such person is engaged:

Charles vK. Carlson

President and Director of Key Equity Management Corporation; President,
Chairman of the Board of Directors and Chief Executive Officer of Greenspring
Fund, Inc; President and Director of Corbyn Investment Management, Inc.

Michael Timothy Godack

Vice-President and Director of Key Equity Management Corporation; Senior
Vice-President, Chief Compliance Officer and Director of the Greenspring Fund,
Inc.; Managing Director of Corbyn Investment Management, Inc.

Michael Joseph Fusting

Vice-President, Treasurer and Director of Key Equity Management Corporation;
Sr. Vice-President,  Chief Financial Officer and Director of Greenspring Fund,
Inc.; Managing Director of Corbyn Investment Management, Inc.

David Allen Trump

Vice President and Director of Key Equity Management Corporation; Managing
Director of Corbyn Investment Management, Inc.

Karla Keller Moore

Secretary and Director of Key Equity Management Corporation; Managing Director and Secretary of Corbyn Investment Management, Inc.

Item 27.  Principal Underwriters

The Registrant does not have any principal underwriter of its shares.

Item 28.  Location of Accounts and Records:

(a)	With respect to the required books and records to be maintained by the
    Registrant's Custodian under Section 31(a) of the 1940 Act, the address is:

                           PFPC Trust Company
                           Airport Business Center
                           200 Stevens Drive, Suite 440
                           Lester, PA 19113

(b)	With respect to the required books and records to be maintained by the
    Registrant's Transfer Agent under Section 31(a) of the 1940 Act, the address is:

                           PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, DE 19809

(c)	With respect to all other required books and records to be maintained by the Registrant at its principal office and the Registrant's Investment
    Advisor under Section 31(a) of the 1940 Act, the person maintaining physical possession and the address are:

                           Elizabeth C. Agresta
                           Greenspring Fund, Incorporated
                           2330 West Joppa Road, Suite 110
                           Lutherville, Maryland 21093

Item 29.  Management Services

The Registrant has disclosed all management-related service contracts in Part A and B.

Item 30.  Undertakings

Not Applicable

	                              Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to the Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to be signed on its behalf by the undersigned, thereto duly authorized, in the County of Baltimore and State of Maryland on the 26th day of February, 1999.

                   Greenspring Fund, Incorporated

                   By: /s/Charles vK. Carlson
                   Charles vK. Carlson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                            Title                           Date

/s/Charles vK. Carlson  			President and Chairman of the
Charles vK. Carlson        Board (Chief Executive Officer)    	February 26, 1999

/s/William E. Carlson   			Director                            February 26, 1999
William E. Carlson

/s/David T. Fu          			Director                            February 26, 1999
David T. Fu

/s/Michael J. Fusting      Director
Michael J. Fusting         (Chief Financial Officer)           February 26, 1999

/s/Michael T. Godack    			Senior Vice President,
Michael T. Godack			       Chief Compliance Officer
                           and Director                        February 26, 1999

/s/Richard Hynson, Jr.     Director                            February 26, 1999
Richard Hynson, Jr.


                               EXHIBIT G(4)

                     ASSIGNMENT OF CUSTODIAL AGREEMENT

November 27, 1998

Re:  Greenspring Fund, Incorporated

                           NOTICE OF ASSIGNMENT

Reference is made to the Custodian Services Agreement ("Agreement") by and between PNC Bank, National Association ("PNC Bank") and the above referenced entity. The purpose of this notice is to give you 30 days prior written notice that PNC Bank intends to assign its rights and duties under the Agreement to PNC Bank Corp's wholly-owned, indirect subsidiary, PFPC Trust
Company, effective December 31, 1998.

					                                              PNC Bank, N.A.


                               EXHIBIT H(2)

                        TRANSFER AGENT AGREEMENT


                   	TRANSFER AGENCY SERVICES AGREEMENT


THIS AGREEMENT is made as of September 30, 1998 by and between PFPC INC., a Delaware corporation ("PFPC"), and THE GREENSPRING FUND, INC., a Maryland corporation (the "Fund").

                        	      WITNESSETH:
     WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act");
and

     WHEREAS, the Fund wishes to retain PFPC to serve as transfer agent, registrar, dividend disbursing agent and shareholder servicing agent to its investment portfolios listed on Exhibit A attached hereto and made a part hereof, as such Exhibit A may be amended from time to time (each a "Portfolio"), and PFPC wishes to furnish such services.

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be legally bound hereby, the parties hereto agree as follows:

1.    	Definitions.  As Used in this Agreement:
(a)  	"1933 Act" means the Securities Act of 1933, as amended.
(b)  	"1934 Act" means the Securities Exchange Act of 1934, as amended.
(c)  	"Authorized Person" means any officer of the Fund and any other person duly authorized by the Fund's Board of Directors to give Oral
       Instructions and Written Instructions on behalf of the Fund and listed on the Authorized Persons Appendix attached hereto and made a part hereof or any amendment thereto as may be received by PFPC.  An
       Authorized Person's scope of authority may be limited by the Fund by setting forth such limitation in the Authorized Persons Appendix.
(d)   "CEA" means the Commodities Exchange Act, as amended.
(e)   "Change of Control" means a change in ownership or control
      (not including transactions between wholly-owned direct or indirect subsidiaries of a common parent) of 25% or more of the beneficial ownership of the shares of common stock or shares of beneficial interest of an entity or its parents(s).
(f)  	"Oral Instructions" mean oral instructions received by PFPC from an
      Authorized Person or from a person reasonably believed by PFPC to be an Authorized Person.
(g)  	"SEC"  means the Securities and Exchange Commission.
(h)  	"Securities Laws" mean the 1933 Act, the 1934 Act, the 1940 Act and the CEA.
(i)  	"Shares" mean the shares of beneficial interest of any series or class of the Fund.
(j)  	"Written Instructions" mean written instructions signed by an Authorized
      Person and received by PFPC.  The instructions may be delivered by hand, mail, tested telegram, cable, telex or facsimile sending device.

2.   	Appointment.  The Fund hereby appoints PFPC to serve as  transfer agent, registrar, dividend disbursing agent and shareholder servicing agent to the Fund in accordance with the terms set forth in this
      Agreement.  PFPC accepts such appointment and agrees to furnish such services.

3.	   Delivery of Documents.  The Fund has provided or, where applicable, will provide PFPC with the following:
      (a)	Certified or authenticated copies of the resolutions of the Fund's
          Board of Directors, approving the appointment of PFPC or its affiliates to provide services to the Fund and approving this
          Agreement;

      (b)	A copy of the Fund's most recent effective registration statement;

      (c)	A copy of the advisory agreement with respect to each investment
          Portfolio of the Fund (each, a Portfolio);

      (d)	A copy of the distribution agreement with respect to each class of
          Shares of the Fund;

      (e)	A copy of each Portfolio's administration agreements if PFPC is not providing the Portfolio with such services;

      (f)	Copies of any shareholder servicing agreements made in respect of the Fund or a Portfolio; and

      (g)	Copies (certified or authenticated where applicable) of any and all amendments or supplements to the foregoing.

4.	   Compliance with Rules and Regulations.  PFPC undertakes to comply with all applicable requirements of the Securities Laws and any laws, rules and regulations of governmental authorities having jurisdiction with respect to the duties to be performed by PFPC hereunder.
      Except as specifically set forth herein, PFPC assumes no responsibility for such compliance by the Fund or any of its investment portfolios.

5.	   Instructions.
      (a) Unless otherwise provided in this Agreement, PFPC shall act only upon Oral Instructions and Written Instructions.
      (b)	PFPC shall be entitled to rely upon any Oral Instructions and
          Written Instructions it receives from an Authorized Person (or from a person reasonably believed by PFPC to be an Authorized Person)
          pursuant to this Agreement.  PFPC may assume that any Oral Instruction or Written Instruction received hereunder is not in any way inconsistent with the provisions of organizational documents or this Agreement or of any vote, resolution or proceeding of the Fund's
          Board of Directors or of the Fund's shareholdeRS, unless and until
          PFPC receives Written Instructions to the contrary.
      (c)	The Fund agrees to forward to PFPC Written Instructions confirming
          Oral Instructions so that PFPC receives the Written Instructions by the close of business on the same day that such Oral Instructions are received.  The fact that such confirming Written Instructions are not received by PFPC shall in no way invalidate the transactions or enforceability of the transactions authorized by the Oral
          Instructions.  Where Oral Instructions or Written Instructions
          reasonably appear to have been received from an Authorized Person,
          PFPC will incur no liability to the Fund in acting upon such Oral
          Instructions or Written Instructions provided that PFPC's actions comply with the other provisions of this Agreement.

6.	   Right to Receive Advice.
(a)	  Advice of the Fund.  If PFPC is in doubt as to any action it should or should not take, PFPC may request directions or advice, including Oral
      Instructions or Written Instructions, from the Fund.
(b)	  Advice of Counsel.  If PFPC shall be in doubt as to any question of law pertaining to any action it should or should not take, PFPC may request advice at its own cost from such counsel of its own choosing
      (who may be counsel for the Fund, the Fund's investment adviser or PFPC, at the option of PFPC).
(c)  	Conflicting Advice.  In the event of a conflict between directions, advice or Oral Instructions or Written Instructions PFPC receives from the Fund, and the advice it receives from counsel, PFPC may rely upon and follow the advice of counsel.  In the event PFPC so relies on the advice of counsel, PFPC remains liable for any action or omission on the part of PFPC which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard by PFPC of any duties, obligations or responsibilities set forth in this Agreement.
(d)	  Protection of PFPC.  PFPC shall be protected in any action it takes or does not take in reliance upon directions, advice or Oral
      Instructions or Written Instructions it receives from the Fund or from counsel and which PFPC believes, in good faith, to be consistent with those directions, advice or Oral Instructions or Written Instructions.
      Nothing in this section shall be construed so as to impose an obligation upon PFPC (i) to seek such directions, advice or Oral Instructions or
      Written Instructions, or (ii) to act in accordance with such directions, advice or Oral Instructions or Written Instructions unless, under the terms of other provisions of this Agreement, the same is a condition of PFPC's properly taking or not taking such action.  Nothing in this subsection shall excuse PFPC when an action or omission on the part of
      PFPC constitutes willful misfeasance, bad faith, gross negligence or reckless disregard by PFPC of any duties, obligations or responsibilities set forth in this Agreement.

7.	   Records; Visits.  The books and records pertaining to the Fund,

      which are in the possession or under the control of PFPC, shall be the property of the Fund. Such books and records shall be prepared and maintained as required by the 1940 Act and other applicable securities laws, rules and regulations. The Fund and Authorized Persons shall have access to such books and records at all times during PFPC's normal business hours. Upon the reasonable request of the Fund, copies of any such books and records shall be provided by PFPC to the Fund or to an Authorized Person, at the Fund's expense.

8.	   Confidentiality.  PFPC agrees to keep confidential all records of the
      Fund and information relating to the Fund and its shareholders, unless the release of such records or information is otherwise consented to, in writing, by the Fund.  The Fund agrees that such consent shall not be unreasonably withheld and may not be withheld where PFPC may be exposed to civil or criminal contempt proceedings or when required to divulge such information or records to duly constituted authorities.

9.	   Cooperation with Accountants.  PFPC shall cooperate with the Fund's independent public accountants and shall take all reasonable actions in the performance of its obligations under this Agreement to ensure that the necessary information is made available to such accountants for the expression of their opinion, as required by the Fund.

10.	  Disaster Recovery.  PFPC shall enter into and shall maintain in effect with appropriate parties one or more agreements making reasonable provisions for emergency use of electronic data processing equipment to the extent appropriate equipment is available.  In the event of equipment failures, PFPC shall, at no additional expense to the Fund, take reasonable steps to minimize service interruptions.  PFPC shall have no liability with respect to the loss of data or service interruptions caused by equipment interruption is not caused by PFPC's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or obligations under this Agreement.

11.	  Compensation.  As compensation for services rendered by PFPC during the term of this Agreement, the Fund will pay to PFPC a fee or fees as may be agreed to from time to time in writing by the Fund and PFPC.

12.	  Indemnification.  The Fund agrees to indemnify and hold harmless
      PFPC and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including
      (without limitation) attorneys' fees and disbursements, arising directly or indirectly from (i) any action or omission to act which
      PFPC takes (a) at the request or on the direction of or in reliance on the advice of the Fund or (b) upon Oral Instructions or Written
      Instructions or (ii) the acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of Shares.  Neither
      PFPC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of
      PFPC's or its affiliates' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement, provided that in the absence of finding to the contrary the acceptance, processing and/or negotiation of a fraudulent payment for the purchase of Shares shall be presumed not to have been the result of PFPC's or its affiliates own willful misfeasance, bad faith, gross negligence or reckless disregard of such duties and obligations.

13.	  Responsibility of PFPC.
      (a) PFPC shall be under no duty to take any action on behalf of the
          Fund except as specifically set forth herein or as may be specifically agreed to by PFPC in writing.  PFPC shall be obligated to exercise care and diligence in the performance of its duties hereunder, to act in good faith and to use its best efforts, within reasonable limits, in performing services provided for under this Agreement.
          PFPC shall be liable for any damages arising out of PFPC's failure to perform its duties under this Agreement to the extent such damages arise out of PFPC's willful misfeasance, bad faith, gross negligence or reckless disregard of such duties.
      (b) Without limiting the generality of the foregoing or of any other provision of this Agreement, (i) PFPC, shall not be liable for losses beyond its control, provided that PFPC has acted in accordance with the standard of care set forth above; and
          (ii) PFPC shall not be under any duty or obligation to inquire into and shall not be liable for (A) the validity or invalidity or authority or lack thereof of any Oral Instruction or Written
          Instruction, notice or other instrument which conforms to the applicable requirements of this Agreement, and which PFPC
          reasonably believes to be genuine; or (B) subject to Section 10, delays or errors or loss of data occurring by reason of
          circumstances beyond PFPC's control, including acts of civil or military authority, national emergencies, labor difficulties, fire, flood, catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.
      (c)	Notwithstanding anything in this Agreement to the contrary,
          neither PFPC nor its affiliates shall be liable to the Fund for any consequential, special or indirect losses or damages which the
          Fund may incur or suffer by or as a consequence of PFPC's or its affiliates' performance of the services provided hereunder, whether or not the likelihood of such losses or damages was known by PFPC or its affiliates.

14.	  Description of Services.
      (a)	Services Provided on an Ongoing Basis, If Applicable.

         (i)	Maintain proper shareholder registrations;

        (ii)	Review new applications and correspond with shareholders to
             complete or correct information;

       (iii)	Direct payment processing of checks or wires;

        (iv)	Prepare and certify stockholder lists in conjunction with proxy solicitations;

         (v)	Countersign share certificates;

        (vi)	Prepare and mail to shareholders confirmation of activity;

       (vii)	Provide toll-free lines for direct shareholder use, plus
             customer liaison staff for on-line inquiry response;

      (viii)	Mail duplicate confirmations to broker-dealers of their clients'
             activity, whether executed through the broker-dealer or directly with PFPC;

        (ix)	Provide periodic shareholder lists and statistics to the clients;

         (x)	Prepare periodic mailing of year-end tax and statement information;
             and

        (xi)	Notify on a timely basis the investment adviser, accounting
             agent, and custodian of fund activity.

      (b) Services Provided by PFPC Under Oral Instructions or Written
          Instructions.

         (i) Accept and post daily Fund purchases and redemptions;

        (ii)	Accept, post and perform shareholder transfers;

       (iii)	Pay dividends and other distributions;

        (iv)	Solicit and tabulate proxies; and

         (v)	Issue and cancel certificates (when requested in writing by
             the shareholder).

      (c)	Purchase of Shares.  PFPC shall issue and credit an account of an investor, in the manner described in the Fund's prospectus, once it receives:

        (i)	A purchase order;

       (ii)	Proper information to establish a shareholder account; and

      (iii)	Confirmation of receipt or crediting of funds for such order to the Fund's custodian.

     (d)	Redemption of Shares.  PFPC shall redeem Shares only if that function is properly authorized by the certificate of incorporation or resolution of the Fund's Board of Directors.  Shares shall be redeemed and payment therefor shall be made in accordance with the
         Fund's prospectus, when the recordholder tenders Shares in proper form and directs the method of redemption.  If Shares are received in proper form, Shares shall be redeemed before the funds are provided to
         PFPC from the Fund's custodian (the "Custodian").  If the record-
         holder has not directed that redemption proceeds be wired, when the Custodian provides PFPC with funds, the redemption check shall be sent to and made payable to the recordholder, unless:
         (i)	the surrendered certificate is drawn to the order of an assignee or holder and transfer authorization is signed by the
             recordholder; or

        (ii)	Transfer authorizations are signed by the recordholder when
             Shares are held in book-entry form.

        When a broker-dealer notifies PFPC of a redemption desired by a customer, and the Custodian provides PFPC with funds, PFPC shall prepare and send the redemption check to the broker-dealer and make payable to the broker-dealer on behalf of its customer.
    (e)	Dividends and Distributions.  Upon receipt of a resolution of the
        Fund's Board of Directors authorizing the declaration and payment of dividends and distributions, PFPC shall issue dividends and distributions declared by the Fund in Shares, or, upon shareholder election, pay such dividends and distributions in cash, if provided for in the Fund's prospectus.  Such issuance or payment, as well as payments upon redemption as described above, shall be made after deduction and payment of the required amount of funds to be withheld in accordance with any applicable tax laws or other laws, rules or regulations.  PFPC shall mail to the Fund's shareholders
        such tax forms and other information, or permissible substitute notice, relating to dividends and distributions paid by the Fund as are required to be filed and mailed by applicable law, rule or regulation. PFPC shall prepare, maintain and file with the IRS and other appropriate taxing authorities reports relating to all dividends above a stipulated amount paid by the Fund to its shareholders as required by tax or other law, rule or regulation.
    (f)	Shareholder Account Services.
       (i)	PFPC may arrange, in accordance with the prospectus, for issuance of Shares obtained through:

           -	Any pre-authorized check plan; and
           -	Direct purchases through broker wire orders, checks and
             applications.

      (ii)	PFPC may arrange, in accordance with the prospectus, for a
           shareholder's:

           -	Exchange of Shares for shares of another fund with which the
             Fund has exchange privileges;
           -	Automatic redemption from an account where that shareholder
             participates in a automatic redemption plan; and/or
           -	Redemption of Shares from an account with a checkwriting privilege.

    (g)	Communications to Shareholders.  Upon timely Written Instructions,
        PFPC shall mail all communications by the Fund to its shareholders, including:

        (i)	Reports to shareholders;

       (ii)	Confirmations of purchases and sales of Fund shares;

      (iii)	Monthly or quarterly statements;

       (iv)	Dividend and distribution notices;

        (v)	Proxy material; and

       (vi)	Tax form information.

        In addition, PFPC will receive and tabulate the proxy cards for the meetings of the Fund's shareholders.
    (h)	Records.  PFPC shall maintain records of the accounts for each shareholder showing the following information:
        (i)	Name, address and United States Tax Identification or Social
            Security number;

       (ii)	Number and class of Shares held and number and class of Shares for which certificates, if any, have been issued, including certificate numbers and denominations;

      (iii)	Historical information regarding the account of each shareholder, including dividends and distributions paid and the date and price for all transactions on a shareholder's account;

       (iv)	Any stop or restraining order placed against a shareholder's account;

        (v)	Any correspondence relating to the current maintenance of a
            shareholder's account;

       (vi)	Information with respect to withholdings; and

      (vii)	Any information required in order for the transfer agent to
            perform any calculations contemplated or required by this
            Agreement.

    (i)	Lost or Stolen Certificates.  PFPC shall place a stop notice against any certificate reported to be lost or stolen and comply with all applicable federal regulatory requirements for reporting such loss or alleged misappropriation. A new certificate shall be registered and issued only upon:

        (i)	The shareholder's pledge of a lost instrument bond or
            such other appropriate indemnity bond issued by a surety
            company approved by PFPC; and

       (ii)	Completion of a release and indemnification agreement signed by the shareholder to protect PFPC and its affiliates.

    (j)	Shareholder Inspection of Stock Records.  Upon a request from any Fund shareholder to inspect stock records, PFPC will notify the
        Fund and the Fund will issue instructions granting or denying each such request.  Unless PFPC has acted contrary to the Fund's instructions, the Fund agrees and does hereby, release PFPC from any liability for refusal of permission for a particular shareholder to inspect the Fund's stock records.
    (k)	Withdrawal of Shares and Cancellation of Certificates.
        Upon receipt of Written Instructions, PFPC shall cancel outstanding certificates surrendered by the Fund to reduce the total amount of outstanding shares by the number of shares surrendered by the Fund.

15. Duration and Termination. This Agreement shall continue until terminated by the Fund or by PFPC on ninety (90) days' prior written notice to the other party.

16.	  Change of Control. Notwithstanding any other provision of this
      Agreement, in the event of an agreement to enter into a transaction that would result in a Change of Control of the Fund's adviser or sponsor, the Fund's ability to terminate the Agreement will be suspended from the time of such agreement until one year after the
      Change of Control.

17.	  Notices.  All notices and other communications, including Written
      Instructions, shall be in writing or by confirming telegram, cable, telex or facsimile sending device.  Notices shall be addressed (a) if to PFPC, at 400 Bellevue Parkway, Wilmington, Delaware 19809;
      (b) if to the Fund, at 2330 W. Joppa Road, Suite 110, Lutherville, MD
      21093, Attn: Administrator or (c) if to neither of the foregoing, at such other address as shall have been given by like notice to the sender of any such notice or other communication by the other party.
      If notice is sent by confirming telegram, cable, telex or facsimile sending device, it shall be deemed to have been given immediately.
      If notice is sent by first-class mail, it shall be deemed to have been given three days after it has been mailed.  If notice is sent by messenger, it shall be deemed to have been given on the day it is delivered.

18.	  Amendments.  This Agreement, or any term thereof, may be changed or waived only by a written amendment, signed by the party against whom enforcement of such change or waiver is sought.

19. Delegation; Assignment. PFPC may assign its rights and delegate its duties hereunder to any affiliate (as defined in the 1940 Act) of or any majority-owned direct or indirect subsidiary of PFPC or PNC Bank Corp., provided that (i) PFPC gives the company 30 days prior written notice of such assignment or delegation, (ii) the assignee or delegate agrees to comply with the relevant provision of the 1940 act, and (iii) PFPC and such assignee or delegate promptly provide such information as the Company may reasonably request, and respond to such questions as the Company may reasonably ask, relative to the assignment or delegation (including, without limitation, the capabilities of the assignee or delegate).

20.	  Counterparts.  This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

21.	  Further Actions.  Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof.

22.	  Miscellaneous.
      (a)	Entire Agreement.  This Agreement embodies the entire
          agreement and understanding between the parties and supersedes all prior agreements and understandings relating to the subject matter hereof, provided that the parties may embody in one or more separate documents their agreement, if any, with respect to delegated duties and Oral Instructions.
      (b)	Captions.  The captions in this Agreement are included for
          convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.
      (c)	Governing Law.  This Agreement shall be deemed to be a contract made in Delaware and governed by Delaware law, without regard to principles of conflicts of law.
      (d)	Partial Invalidity.  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.
      (e)	Successors and Assigns.  This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors and permitted assigns.
      (f)	Facsimile Signatures.  The facsimile signature of any party to this
          Agreement shall constitute the valid and binding execution hereof by such party.


     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of the day and year first above written.

                                                 PFPC INC.

                                                 By: Steven Turowski

                                                 Title: Sr. Vice President

	                                           					THE GREENSPRING FUND, INC.

                                                 By: Michael J. Fusting

                                                 Title: Sr. Vice President

                               	EXHIBIT A

     THIS EXHIBIT A, dated as of September 30, 1998, is Exhibit A to that certain Transfer Agency Services Agreement dated as of September 30, 1998 between PFPC Inc. and The Greenspring Fund, Inc.



                              	PORTFOLIOS


                         	The Greenspring Fund

                      	AUTHORIZED PERSONS APPENDIX


Name (Type)                                  							Signature

Charles vK. Carlson, President                   			/s/Charles vK. Carlson

Michael J. Fusting, Sr. Vice President           			/s/Michael J. Fusting

Michael T. Godack, Sr. Vice President            			/s/Michael T. Godack

Elizabeth C. Agresta, Secretary/Treasurer        			/s/Elizabeth C. Agresta


                            GREENSPRING FUND, INC.

RE:  Transfer Agency Services Fees

Dear Sir/Madam:

This letter constitutes our agreement with respect to compensation to be paid to PFPC Inc. ("PFPC") under the terms of the Transfer Agency Services
Agreement dated September 30, 1998 between The Greenspring Fund, Inc.
("you" or the "Fund") and PFPC (the "Agreement") for service provided on behalf of each of the Fund's investment portfolios ("Portfolio"). Pursuant to paragraph 11 of the Agreement, and in consideration of the services to be provided to each Portfolio, the Fund will pay PFPC certain fees and reimburse PFPC for its out-of-pocket expenses incurred on its behalf, as follows:

1) Account Fee:

Annual, Semi-Annual, Quarterly Dividend		$14.00 per account per annum
Monthly Dividend				                     $15.00 per account per annum
Daily Accrual Dividend				               $18.00 per account per annum
Inactive Account					                    $.30 per account per month

Fees shall be calculated and paid monthly based on one-twelfth (1/12th) of the annual fee. An inactive account is defined as having a zero balance with no dividend payable. Inactive accounts are purged annually after year-end tax reporting.

2) Transaction Charges:

Master/Omnibus Account				               $1.00 per purchase/redemption

3) Minimum Monthly Fee:

The minimum monthly fee will be $2,500 for each portfolio/class, exclusive of transaction charges, FundServ/Networking charges, and out-of-pocket expenses.

4) Out-of-Pocket Expenses include, but are not limited to, telephone lines, forms, envelopes, postage, overnight delivery, mailgrams, hardware/phone lines for transmissions, microfilm/microfiche, wire fees ($7.50 per wire), proxies, record retention, b/c notices, account transcripts, ad hoc reports/labels/user tapes, searches for lost shareholders for eschestment, conversion and deconversion expenses, travel expenses, training expenses and expenses incurred at the direction of the Fund. Out-of-pocket expenses are billed as they are incurred.

5) Shareholder Expenses include, but are not limited to: IRA/Keough processing, exchange fees between portfolios, requests for account transcripts, returned checks, lost certificate bonding, overnight delivery as requested by the shareholder, and wire fee for disbursement if requested by the shareholder. Shareholder expenses are billed as they are incurred.

6) Miscellaneous

Consolidated statements, audio response and development/programming costs will be quoted upon occurrence.

Any fee, out-of-pocket expenses or shareholder expenses not paid within 30 days of the date of the original invoice will be charged a late payment fee of 1% per month until payment of the fees are received by PFPC.

The fee for the period from the date hereof until the end of the year shall be prorated according to the proportion which such period bears to the full annual period.

This fee letter does not include provisions for FundServ/Networking fees, wire order desk charges, new account opening charges, 12b-1 calculation charges, ACH charges and exchange fees. Should such fees and/or charges become applicable, the Fund and PFPC will negotiate such fees and/or charges in good faith, provided that in no event will PFPC be required to provide any services related to any such fee or charge until the Fund agrees to pay such fees or charges as are acceptable to PFPC.

If the foregoing accurately sets forth our agreement and you intend to be legally bound thereby, please execute a copy of this letter and return it to us.

                           									Very Truly Yours,


                           									PFPC Inc.

                            								By:  Steve Turowski
                        									        Sr. Vice President


Agreed and Accepted:

Greenspring Fund, Incorporated

By:  Michael J. Fusting
     Sr. Vice President

                              EXHIBIT H(4)

                   RETIREMENT PLAN ORDER PROCESSING

                 AMENDMENT TO THE OPERATING AGREEMENT

              RETIREMENT PLAN ORDER PROCESSING AMENDMENT
                      TO THE OPERATING AGREEMENT

		   This Retirement Plan Order Processing Amendment is made as of
October 15, 1998, by and between Charles Schwab & Co., Inc. ("Schwab"), a California corporation; The Charles Schwab Trust Company ("CSTC"), a
California banking corporation; and each registered investment company
("Fund Company") listed on Schedule I hereto, executing this Amendment on its own behalf and on behalf of each of its series or classes of shares
("Fund(s)"), which are parties to an Operating Agreement with Schwab, made as of September 14, 1993, as amended thereafter ("Operating Agreement"), including such Funds as are listed on Schedule II hereto, which are excluded from participation in retirement plan order processing under this Amendment
("Excluded Funds"). This Amendment amends the Operating Agreement. In the event that there are no Funds, then the term "Fund(s)" shall mean
"Fund Company."

		   WHEREAS, Schwab and Fund Company, on its own behalf and on behalf of the Funds, have entered into the Operating Agreement pursuant to which shares of the Funds are made available for purchase and redemption by
Schwab's brokerage customers through Schwab's Mutual Fund Marketplace
("MFMP");

		   WHEREAS, Schwab has designated CSTC as its agent to perform certain functions under the Operating Agreement, including communication of aggregate purchase and redemption orders for Fund shares to each Fund, for which Schwab remains fully responsible to Fund Company and the Funds;

		   WHEREAS, Schwab and Fund Company desire to amend the Operating
Agreement to facilitate the purchase and redemption of Fund shares on behalf of certain retirement plans ("Plans") for which CSTC acts as trustee or custodian of the trust funds under the Plans and for which an entity identified on Schedule III, as amended by Schwab from time to time, acts as recordkeeper ("Recordkeeper"), subject to the terms and conditions of this Amendment; and

		   WHEREAS, Fund Company wishes to appoint CSTC as a limited purpose co-transfer agent to each Fund's named transfer agent to facilitate such purchases and redemptions on behalf of the Plans, and CSTC wishes to accept this appointment.

		   NOW THEREFORE, in consideration of the foregoing and the mutual promises set forth below, the parties hereto agree as follows:

   		1.	Agency Appointment and Acceptance.  Fund Company hereby appoints
CSTC to be a limited purpose co-transfer agent to each Fund's named transfer agent for the purpose of receiving instructions in proper form from the persons designated to direct investment of the Plan assets ("Instructions")
from which are derived orders for purchases and redemptions of Fund shares
("Orders").  CSTC hereby accepts the appointment as limited purpose co-transfer agent to each Fund's named transfer agent.

		   2.	Agents of CSTC.   CSTC, as a co-transfer agent, may engage such
sub-agents as it deems necessary, appropriate or desirable to carry out its obligation as a limited purpose co-transfer agent to each Fund's named transfer agent under Section 1 of this Amendment, pursuant to such terms as are consistent with the agreements set forth in this Amendment and as CSTC deems necessary, appropriate or desirable.  CSTC shall, however, remain fully responsible to Fund Company and the Funds for any obligations performed by
CSTC's agents under this Section 2.  These agents of CSTC shall be the Recordkeepers and shall each be a service company and a limited purpose sub-transfer agent to CSTC as co-transfer agent to each Fund's named t ransfer agent.

  		 3.	CSTC's Receipt and Transmission of Orders. CSTC agrees that
(a) Orders derived from Instructions received by Recordkeepers prior to the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern Time)
("Market Close") on any Business Day ("Day 1") will be transmitted by CSTC to the Fund by 10:00 a.m. Eastern Time on the next Business Day ("Day 2")
(such Orders are referred to herein as "Day 1 Trades"); and (b) Orders derived from Instructions received by Recordkeepers after Market Close on any Business day ("Day 1") will be transmitted by CSTC to the Fund by 10:00 a.m. Eastern Time on the second Business Day following Day 1 ("Day 3")
(such Orders are referred to herein as "Day 2 Trades").

  		 4.	Fund's Pricing of Orders.  Fund Company agrees that Day 1
Trades will be effected at the net asset value of each Fund's shares
("Net Asset Value") calculated as of Market Close on Day 1, provided such trades are received by the Fund by 10:00 a.m. Eastern Time on Day 2; and
Day 2 Trades will be effected at the Net Asset Value calculated as of Market
Close on Day 2, provided such trades are received by the Fund by 10:00 a.m.
Eastern Time on Day 3.  Fund Company agrees that, consistent with the foregoing, Day 1 Trades will have been received by the Fund prior to
Market Close on Day 1, and Day 2 Trades will have been received by the Fund prior to Market Close on Day 2 for all purposes, including, without limitation, effecting distributions.

   		5.	Settlement.  In accordance with the Operating Agreement, Schwab and Fund Company will settle Day 1 Trades on Day 2 and will settle Day 2
Trades on Day 3.

   		6.	Provision of Net Asset Value.  In accordance with the Operating
Agreement, Fund Company will provide Schwab the Net Asset Value calculated as of Market Close on each Business Day by 7:00 p.m. Eastern Time on such
Business Day.

   		7.	Representations and Warranties as to Transfer Agency. CSTC
represents and warrants that it is registered as a transfer agent under
Section 17A of the Securities Exchange Act of 1934, as amended ("1934 Act"), and CSTC will amend its TA-1 filing to disclose its appointment pursuant to this Amendment as a limited purpose co-transfer agent to each Fund's named transfer agent.  CSTC further represents and warrants that each Recordkeeper appointed by CSTC pursuant to Section 2 of this Amendment shall be registered as a transfer agent under Section 17A of the 1934 Act, and that it shall cause each Recordkeeper to amend its TA-1 to disclose its appointment as a service company and a limited purpose sub-transfer agent to CSTC as co-transfer agent to each Fund's named transfer agent.

    	Fund Company represents and warrants that the Funds' named transfer agent is set forth on Schedule IV hereto, as amended by Fund Company from time to time.

    	8.	Books and Records. To the extent required under the Investment
Company Act of 1940, as amended ("1940 Act"), and the rules thereunder,
CSTC agrees that such records maintained by it or each Recordkeeper hereunder are the property of the Funds and will be preserved, maintained, and made available in accordance with the 1940 Act and the rules thereunder.
Copies, or if required originals, of such records shall be surrendered promptly to a Fund and its agents (or independent accountants) upon request.  T
This Section 8 shall survive termination of this Amendment.

   		9.	Role and Relationship of CSTC.  The parties acknowledge and
agree that, except as specifically provided in this Amendment, and for the sole and limited purpose set forth herein, CSTC acts as an agent for Schwab under the Operating Agreement in connection with the effectuation of Orders subject to this Amendment.  CSTC shall not be nor hold itself out as an agent of any Fund other than as provided herein.

   		10.	Role and Relationship of Recordkeepers. The parties acknowledge and agree that, except as specifically provided in this Amendment and for the sole and limited purpose set forth herein, the Recordkeepers act as agents of the Plans in connection with the effectuation of Orders subject to this Amendment.  The parties agree that the Recordkeepers are not agents of the Funds other than as provided herein, and CSTC shall ensure that the
Recordkeepers do not hold themselves out as an agent of any Fund other than as provided herein.

		   11.	Insurance Coverage.	CSTC shall maintain, and shall cause
each Recordkeeper to maintain, general liability insurance, at all times that this Amendment is in effect, that is reasonable and customary in light of its duties hereunder.  Such general liability insurance coverage shall be issued by a qualified insurance carrier, with limits of not less than $5 million.

   		12.	Termination.	Fund Company will provide Schwab and CSTC 90 days'
prior written notice if purchase orders for a Fund's shares may no longer be effected in accordance with this Amendment.  Such termination shall not affect the remaining provisions of this Amendment as to such Fund, and redemption orders shall continue to be effected pursuant to this Amendment.
Schwab and CSTC may terminate this Amendment as to a Fund upon 90 days' prior written notice to Fund Company.

	    Any termination of the Operating Agreement by Fund Company shall not apply to transactions effected pursuant to this Amendment prior to 90 days after the date the Fund Company provides written notice of such termination to Schwab and CSTC.

   		13.	Indemnification.  Schwab and CSTC, on the one hand, and Fund
Company, on the other, agree to indemnify and hold harmless Fund Company, on the one hand, and Schwab and CSTC, on the other, together with each of its directors, officers, employees and agents, from and against any and all losses, liabilities, demands, claims, actions and expenses (including, without limitation, reasonable attorney's fees) ("Losses") arising out of or in connection with any breach by Schwab or CSTC, on the one hand, and
Fund Company, on the other, of its obligations under this Amendment, except to the extent such breach was a direct consequence of an act or omission of an indemnified party constituting negligence or willful misconduct.  In no event will any party be liable for consequential, incidental, special or indirect damages resulting to an indemnified party subject to this Amendment.
This Section 13 shall survive termination of this Amendment.

  	 	14.	Proprietary Information.  The parties agree that all books, records, information, and data pertaining to the business of the other party which are exchanged or received pursuant to the negotiation or carrying out of this
Amendment, including but not limited to the information on Schedule III, as amended by Schwab from time to time, and any reports regarding Fund shareholdings of the Plans or the Recordkeepers that CSTC may provide to
Fund Company from time to time as part of its obligations as a limited purpose co-transfer agent to each Fund's named transfer agent, shall be kept confidential and shall not be otherwise used or voluntarily disclosed to any other person, except as may be required by law or judicial process.
Fund Company expressly agrees not to use nor permit others to use any such books, records, information, or data to solicit Plans, sponsors of Plans, or
Recordkeepers.  This Section 14 shall survive termination of this Amendment.

   		15.	Effect of Amendment. This Amendment is intended to amend and supplement the provisions of the Operating Agreement.  In the event of a conflict between the provisions of this Amendment and the provisions of the
Operating Agreement, the provisions of this Amendment shall control.  All other provisions of the Operating Agreement shall remain in full force and effect.

CHARLES SCHWAB & CO., INC.                   THE GREENSPRING FUND,
                                             INCORPORATED, on its own behalf
                                             and on behalf of each Fund.
By:	/s/ Fred Potts
   	Fred Potts
   	Vice President/Mutual Funds              By:	/s/ Michael J. Fusting
    Operations Administration                Name:	Michael J. Fusting
Date:	11/12/98                               Date:  11/9/98
                                             Title:	Sr. Vice President
THE CHARLES SCHWAB
 TRUST COMPANY

By:	/s/ Gregory Munson
   	Gregory Munson
   	Vice President

Date:	11/19/98

                              Schedule I
to the Retirement Plan Order Processing Amendment to the Operating Agreement,
                     made as of October 15, 1998

                             FUND COMPANY

                 The Greenspring Fund, Incorporated



                              Schedule II
to the Retirement Plan Order Processing Amendment to the Operating Agreement,
                     made as of October 15, 1998

                             EXCLUDED FUNDS






                             Schedule III
to the Retirement Plan Order Processing Amendment to the Operating Agreement,
                     made as of October 15, 1998

                              RECORDKEEPERS

                  Schwab Retirement Plan Services, Inc.



                              Schedule IV
to the Retirement Plan Order Processing Amendment to the Operating Agreement,
                      made as of October 15, 1998

                          NAMED TRANSFER AGENT

                               PFPC, Inc.


                              EXHIBIT H(5)

                        ADMINISTRATION AGREEMENT

                         ADMINISTRATION AGREEMENT
                         (Transaction Fee Funds)

    	This Agreement is made as of the 11 day of January, 1999 between:
(1) Fidelity Brokerage Services, Inc. ("FSBI") and National Financial
Services Corporation ("NFSC") (together "Fidelity"), and (2) the undersigned
("Fund/Agent").

                                RECITALS

     A. Fund/Agent is either (i) an open-end investment company with one or more series or classes of shares (each such series or class of shares a "Fund"), (ii) an investment adviser to or administrator for the Funds, (iii) the principal underwriter or distributor for the Funds, or (iv) the transfer agent for the Funds;

     B. Fidelity acts as broker for its customers to effect the purchase, redemption and exchange of shares of investment companies;

     C. Fund/Agent desires that Fidelity include one or more Funds among the investment companies which Fidelity makes available to its customers; and

     D. Fidelity agrees to make Funds available on the terms and conditions set forth herein.


                          TERMS AND CONDITIONS
A. Set Up for Administration of Funds
     1. Upon agreement between Fidelity and Fund/Agent, Fidelity shall set up one or more Funds on Fidelity's transaction processing and recordkeeping system in order to provide administrative services to customers with respect to such Fund(s). Such administrative services may include, but not be limited to, the following:
          * purchase, redemption and exchange of Fund shares
          * Fund transaction clearance and settlement
          * collection and crediting of Fund distributions
          * maintenance of customers' Fund information such as share balance(s), dividend information and transaction history
          * sending of confirmations, statements, prospectuses and other materials as may be required by applicable law or regulation
          * tax reporting to customers

     2. Each party agrees that it shall provide to the other such information and documentation necessary to fulfill its respective obligations hereunder, and that it shall comply with such operating policies and procedures as the parties may adopt from time to time.

     3. Fund/Agent agrees that is shall either: (1) make arrangements for all transactions processed pursuant to this Agreement to be processed pursuant to this Agreement to be processed through the National Securities Clearing
Corporation Fund/SERV system, or (2) obtain proper authority for NFSC to transmit to the Fund or its Agent daily manual trades until 5:00 p.m. Eastern
Time, or such other time as set forth on Exhibit A, which trades shall remain eligible for that day's public offering price provided Fidelity received the order by the close of trading that day.

B. FEES

     1. Start Up Fees

     Fund/Agent shall pay to NFSC a one-time start up fee ("Start Up Fee") for Fidelity's initial set up and preparation to support a new group or family of Funds. The amount of the Start Up Fee is set forth on Exhibit B, and shall be due and payable to NFSC the earlier of 30 days from the execution of this Agreement or the availability of any such Fund to Fidelity customers.
The identity and description of each Fund which is subject to this Agreement shall be set forth on Exhibit A, as amended from time to time.

     2. CUSIP Fee

     Fund/Agent shall pay to NFSC a fee ("CUSIP Fee") to add any Fund to Fidelity's computer system in order to make such Fund available to Fidelity's customers. The amount of the CUSIP Fee is set forth on Exhibit B, and shall be due and payable to NFSC upon the earlier of the addition of the Fund to Exhibit A, or the availability of such Fund to Fidelity's customers.

     3. Maintenance Fee

     Fund/Agent shall pay to NFSC an annual maintenance fee
("Maintenance Fee") with respect to certain Funds as set forth on Exhibit B.

     4. Fidelity may change the fees set forth in this Agreement and any Exhibits hereto upon 90 days prior written notice to Fund/Agent and any changes in fees shall be effective at expiration of such 90 days or such earlier time as the parties may agree.

     5. Fund/Agent represents to Fidelity that it has the requisite authority to enter into this Agreement and to properly make payment of any fee due to Fidelity hereunder.

C. INDEMNIFICATION

     Fund/Agent shall indemnify and hold harmless Fidelity and each officer, employee and agent of Fidelity from and against any and all claims, demands, actions, losses, damages, liabilities, or costs, charges, counsel fees, and expenses of any nature ("Losses") arising our of (i) any inaccuracy or omission in any Fund prospectus or supplement thereto, registration statement, annual report or proxy statement of any Fund or Fund/Agent or any advertising or promotional material generated by any Funds or Fund/Agent and (ii) any breach by Fund/Agent of this Agreement or any representation herein.

D. CONFIDENTIALITY

     Each party acknowledges and understands that any and all technical, trade secret, or business information, including, without limitation, financial information, business or marketing strategies or plans, product development or customer information, which is disclosed to the other or is otherwise obtained by the other, its affiliates, agents or representatives during the term of this Agreement (the "Proprietary Information") is confidential and proprietary, constitutes trade secrets of the owner, and is of great value and importance to the success of the owner's business. Each party agrees to use its best efforts (the same being not less than that employed to protect his own proprietary information) to safeguard the Proprietary Information and to prevent the unauthorized, negligent or inadvertent use or disclosure thereof. Neither party shall, without the prior written approval of any officer of the other, directly or indirectly, disclose the Proprietary Information to any person or business entity except for a limited number of employees, attorney, accountants, and other advisors of the other on a need-to-know basis or any may be required by law or regulation. Each party shall promptly notify the other in writing of any unauthorized, negligent or inadvertent use or disclosure of Proprietary
Information. Each party shall be liable under this Agreement to the other for any use or disclosure in violation of this Agreement by it employees, attorneys, accountants, or other advisors or agents. This Section D shall continue in full force and effect notwithstanding the termination of this Agreement.

E.	DURATION and TERMINATION of AGREEMENT

     With respect to any Fund, this Agreement shall become effective upon the date such Fund is identified on Exhibit A, and this Agreement is approved by the Fund or its Board of Trustees if such approval is required by the fund or its Board of Trustees. This Agreement is terminable as to any Fund by any party upon 90 days written notice thereof to the other parties or upon default hereof provided that such default shall not terminate this Agreement to the extent the defaulting party has been notified of such default by the non-defaulting party and the defaulting party cures such default within 10 business days of notice of such default.

     Notwithstanding the termination of this Agreement with respect to any Fund, Fund/Agent will remain obligated to pay NFSC the annual
Maintenance Fee which was payable to Fidelity as of the most recent payment due date prior to such termination.

F.	MISCELLANEOUS

     1. Custody- Fund/Agent acknowledges that Fund shares maintained by the Fund for Fidelity Customers hereunder are held in custody for the exclusive benefit of customers of NFSC and shall be held free of any right, charge, security interest, lien or claim against Fidelity in favor or the Fund or its agents acting on behalf of the Fund.

     2. Transaction Charges- During the term of this Agreement, Fidelity may assess against or collect from its brokerage customers any transaction fee upon the purchase, redemption or exchange of Funds in its sole discretion.

     3. Use of Fidelity Investments Name- Fund/Agent will not, nor will
Fund/Agent cause or permit any Fund to, describe or refer to the "Fidelity
Investments" or any derivation thereof, or to FMR Corp. or any affiliate thereof, or to the services or relationship contemplated by this Agreement in any advertisement or promotional materials or activities without the prior written consent of an authorized officer of Fidelity.

     4. Nonexclusivity- Fund/Agent acknowledges that Fidelity may enter into agreements similar to this Agreement with other investment companies, investment company sponsors, or service providers to investment companies.

     5. Force Majeure- Neither Fidelity nor its affiliates shall be liable to Fund/Agent or any Fund for any damage, claim or other loss whatsoever caused by circumstances or events beyond its reasonable control.

     6. Notices- All notices and communications required or permitted by this Agreement shall be in writing and delivered personally or sent by first class mail unless otherwise agreed. All such notices and other communications shall be made:

    if to Fidelity, to:      Fidelity Investments
                             82 Devonshire Street, E16A
                             Boston, MA 02109
                             ATTN: Joyce LaBell

    if to Fund/Agent, to:    Greenspring Fund
                             2330 West Joppa Road Suite 110
                             Lutherville, MD 21093
                             ATTN: Elizabeth Agresta

     7. Except as provided herein, this Agreement and Exhibits hereto may be amended only upon written agreement of the parties.

     8. This Agreement may not be transferred or assigned by either
Fund/Agent or Fidelity, and shall be construed in accordance with the laws of the commonwealth of Massachusetts.


Fund/Agent						                   Fidelity Brokerage Services, Inc.
By: /s/Michael J. Fusting      				By: /s/ Matthew L. Sadler
Name: Michael J. Fusting       				Name: Matthew L. Sadler
Title: Sr. Vice President      				Title: Sr. Vice President

Fund or
Company: Greenspring Fund


                                   National Financial Services Corporation
                                   By:  /s/ Robert Adams
                                   Name: Robert Adams
                                   Title:  Vice President


                               	EXHIBIT A


FUND NAME		           CUSIP		              TRADING SYMBOL		     ORDER DEADLINE

Greenspring Fund	    395724107		                GRSPX				          4:00pm EST


                               	EXHIBIT B


                    	FEES Due Pursuant to Section:B

1. Start up Fee = $   -
2. CUSIP Fee  = $1,000/cusip

3. Maintenance Fees

     Each Fund which does not participate in the NSCC Fund/SERV networking level 3 system will be subjected to per Fund annual maintenance fee based on December brokerage month-end assets in accordance with the following schedule:

Fund Assets	            		               Annual Maintenance Fee

Less than $2.5 million                			$4,500.00
$2.5 million - $5.0 million			           $3,000.00
greater than $5.0 million                    			-0-

The annual Maintenance Fee for a Fund shall be waived if such Fund has been included on Exhibit A and subject to the terms of this Agreement for less than 12 months prior to the fee calculation date. NFSC will not charge
Fund/Agent an annual Maintenance Fee for any Fund if the average assets per Fund exceeds $5 million (as measured by dividing the total market value of all Fund shares subject to this Agreement as of December month-end by the total number of Funds subject to this Agreement).

                                EXHIBIT I

                          OPINION AND CONSENT

                               OF COUNSEL

                                EXHIBIT J

                          OPINION AND CONSENT

                      OF INDEPENDENT ACCOUNTANTS

                                EHHIBIT N

                        FINANCIAL DATA SCHEDULE


